united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinatti, OH 45246

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC.

80 Arkay Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

SIERRA TACTICAL ALL ASSET FUND

SIERRA TACTICAL CORE INCOME FUND

SIERRA TACTICAL MUNICIPAL FUND

SIERRA TACTICAL BOND FUND
SIERRA TACTICAL RISK SPECTRUM 50 FUND

Annual Report

September 30, 2021

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Letter to Shareholders, November 2021 (Unaudited)

Dear Shareholders:

This letter covers the twelve-month period ended September 30, 2021, the fiscal year for the Sierra mutual funds.

U.S. and global economies continued to rebound during the period from COVID-19 related shutdowns. The U.S. economy has been supported by continuing, strong fiscal stimulus, which has led to high levels of personal savings during the period. The U.S. Federal Reserve has also provided significant support to markets by keeping short-term rates near zero while continuing to buy significant amounts of U.S. Treasuries and mortgage bonds. The Federal Reserve’s focus on keeping interest rates low has encouraged or forced many market participants to increase their risk level.

The U.S. economy has now fully recovered from the COVID-19 recession, as seen by a record level of real Gross Domestic Product in the second quarter of 2021. But this doesn’t mean that all is well. The economy has created over 17 million jobs since employment levels bottomed in April 2020, but the number of workers is still five million lower than pre-COVID, based on data from the Bureau of Labor Statistics (BLS). Other BLS data showed that companies had ten million unfilled jobs for the last three months of the period, which is two million more than the number of unemployed workers. Even worse, the percent of workers quitting each month has increased significantly the last four months versus early in 2020 (pre-COVID), leading to labor shortages in many industries.

We believe that the spread of the Delta variant this spring, together with renewed COVID-related restrictions, has held back consumer confidence. It is now lower than any time since 2011. And COVID-related restrictions have led to a worsening disruption of global supply chains in many industries. As a result, annual inflation rates in the U.S. have been above 5% for the last four months ending September 2021. The last time this occurred was in 1990.

Financial markets benefited during the 12-month period from the continuing recovery from COVID-19 shutdowns, despite the increasing economic uncertainty seen late in the 12-month period.

Virtually all major stock indices continued to rebound during the 12-month period after sharp losses in the first quarter of 2020. The S&P 500 returned 30.0% during the period, ahead of developed markets, as measured by the MSCI EAFE Index, and emerging market equities, as measured by the MSCI Emerging Markets Index, which returned 25.7% and 18.2%, respectively. Fixed income asset classes had mixed results. Strong U.S. earnings results during the period were a driver of equity performance. Earnings results for the third quarter of 2021 were extremely strong, with year-over-year earnings growth above 90% with almost 90% of companies beating expectations.

Core fixed income returns were held back by rising interest rates as 10-year U.S. Treasury rates rose from 0.69% to 1.52% during the period. The Bloomberg U.S. Aggregate Bond Index, a widely-used benchmark for core fixed income, fell 0.9% during the 12-month period.

The Sierra Funds benefited greatly from their inclusion of a broad spectrum of fixed income asset classes. High yield corporate bonds were one of the strongest fixed income categories, gaining 11.46% during the period according to the ICE Bank of America Merrill Lynch U.S. High Yield Master II Index. The Sierra Funds also had gains in other income-oriented asset classes such as Preferred Stock, tax-free Municipal Bonds, Senior Floating Rates, Multisector Bonds, and more.

Regardless of the noise, explanations, or numerous forecasts, we continued to abide by our long-proven processes, including broad diversification in our Sierra Tactical All Asset, Sierra Tactical Core Income, and Sierra Tactical Risk Spectrum 50 Funds, as well as our quantitative, rules-based defensive disciplines.

Sierra Tactical All Asset Fund

The Sierra Tactical All Asset Fund has been in existence for nearly 14 years, a period that includes the unprecedented 2008-2009 global financial crisis as well as the recent global pandemic crisis and the accompanying deep global recession. The stock market crashes that occurred in 2007-2009 and in early 2020 constitute especially important periods of time for this Fund, as they demonstrated our ability to cut off “left-tail” risk (avoiding severe drawdowns), while thereafter participating in the “trampoline effect” that characterized the final nine months of 2009 and from mid-2020 through the current fiscal year.

Long-term performance continues to be a focus of our Portfolio Management team. We are pleased to report the strong performance that the Sierra Tactical All Asset Instl Shares since inception on December 24, 2007 to September 30, 2021, a cumulative return of +91.34% or +4.83% annualized. This performance is stronger than the average of the funds in Morningstar’s Tactical Allocation Category Average, the Fund’s benchmark, which earned an average annualized return of only +3.80% over the same period.

For the twelve-month period ended September 30, 2021, the Sierra Tactical All Asset Fund Instl Shares returned +5.69%, while the benchmark rose +18.79%, as the benchmark had a higher exposure to equities during the period. The Fund’s maximum drawdown of -1.90% during the period, the maximum observed loss from a peak to a trough, was much less than the benchmark’s maximum drawdown of -4.76%.

Preferred stock, U.S. equities, tax-free municipal bonds, and multisector bonds were all notable contributors to the Fund’s performance. Regardless of the investment environment, the team continues to follow its long-standing, tactical approach to act with discipline in both up and down markets.

The performance data quoted here represents past performance for the Instl Shares (symbol SIRRX) and are net of the total annual operating expenses of the Instl Shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s net annual operating expenses, excluding expenses of the underlying funds, estimated at 0.69%, are 1.70% for Class A and Investor shares, 1.85% for Class A1 and I1 shares, 2.45% for Class C shares and 1.45% for Instl Shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Core Income Fund

From inception on December 27, 2011 to September 30, 2021, the Sierra Tactical Core Income Fund Instl Shares achieved a cumulative performance of +50.27%. The annualized return of +4.26% outpaced the benchmark, the Bloomberg U.S. Aggregate Bond Index, which delivered an average annualized return of +3.03% over the same period. This outperformance is attributable to our proprietary Buy and Sell disciplines that we apply to a broad range of income-oriented asset classes, including all categories of bond/income funds, preferred stock funds, REIT funds and Master Limited Partnership funds, some of which are not included in the benchmark.

For the twelve-month period ended September 30, 2021, the Sierra Tactical Core Income Fund Instl Shares exceeded the benchmark, earning +5.15% versus -0.90% for the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance was due to the broad spectrum of income-oriented vehicles that the Fund held that are not included in the benchmark. Specifically, preferred equities, multisector bonds, high yield corporate bonds, and tax-free municipal bonds were strong contributors to performance during the period. The Fund’s maximum drawdown of -1.42% during the 12-month period, the maximum observed loss from a peak to a trough, was much less than the benchmark’s maximum drawdown of -3.66%.

The performance data quoted here represents past performance for the Instl Shares (symbol SSIRX) and are net of the total annual operating expenses of the Instl Shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s net annual operating expenses, excluding expenses of the underlying funds, estimated at 0.64%, are 1.35% for Class A and Investor Shares, 1.95% for Class C shares, and 0.96% for Instl Shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Municipal Fund

The Sierra Tactical Municipal Fund was launched on December 27, 2018. From inception to September 30, 2021, the Fund’s Instl Shares achieved a cumulative performance of +15.58%, or +5.39% annualized. This performance exceeded the benchmark, the Bloomberg Municipal Bond Index, which gained 4.90% annualized over the same time period. The outperformance over the relatively short period of time was due to the rebound seen in in high yield municipal bond funds held by the Fund after the volatile March 2020 time period.

For the twelve-month period ended September 30, 2021, the Sierra Tactical Municipal Fund Instl Shares gained +7.06%, outpacing the benchmark, which earned +2.63%. As discussed in the prior paragraph, this outperformance was due to the exposure to high yield municipal bond funds during the period. The Fund’s maximum drawdown of -2.31% during the 12-month period, the maximum observed loss from a peak to a trough, was slightly more than that of the benchmark, which had a maximum drawdown of -2.00%.

The performance data quoted here represents past performance for the Instl Shares (symbol STMEX) and are net of the total annual operating expenses of the Instl Shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s net annual operating expenses, excluding expenses of the underlying funds, estimated at 0.58%, are 1.23% for Class A Shares, 1.98% for Class C Shares, 0.92% for Special shares, 1.38% for Investor Shares, and 1.05% for Instl Shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Bond Fund

From inception on October 1, 2019 to September 30, 2021, the Sierra Tactical Bond Fund Instl Shares achieved a cumulative performance of +23.27% or +11.03% annualized. The Fund’s performance far outpaced the annualized performance of its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned +2.88%, and its secondary benchmark, the ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, which rose +6.82%.

The dramatic outperformance of the Fund since inception illustrates the strength of the Fund’s strategy, which holds High Yield Corporate Bond (HYCB) funds whenever they are in an uptrend and moves to long-duration Treasury bond funds when the HYCB sector declines. HYCB funds have been productive most of the time since the inception of our Fund, with a notable exception of very significant declines in early 2020. Our risk mitigation discipline led to Sell signals in late January 2020, thereby avoiding the significant losses seen in February and March 2020. These assets were moved into long-term Treasury bond fund holdings, which boosted performance in the first quarter of 2020, before the HYCB sector began a sustained new uptrend

For the twelve-month period ended September 30, 2021, the Sierra Tactical Bond Fund Instl Shares gained +7.40%, exceeding the primary benchmark, which fell -0.90%, but below that of the ICE Bank of America Merrill Lynch U.S. High Yield Master II Index , which rose +11.46%. The Sierra Tactical Bond Fund started the 12 -month period with a significant level of cash, but this was quickly invested into HYCB Funds. Additional Sell signals were seen in March 2021, but Buy signals quickly emerged. The Fund was fully invested in HYCB funds during the last half of the period, allowing the Fund to benefit from strong returns from HYCBs. The Fund’s maximum drawdown of -1.47% during the 12-month period, the maximum observed loss from a peak to a trough, was much less than the maximum drawdown of the primary benchmark, which was -3.66%.

The performance data quoted here represents past performance for the Instl Shares (symbol STBJX) and are net of the total annual operating expenses of the Instl Shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s net annual operating expenses, excluding expenses of the underlying funds, estimated at 0.52%, are 1.49% for Class A shares, 2.24% for Class C shares, 1.24% for Instl Shares, 1.64% for Investor Shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Risk Spectrum 50 Fund

We are proud to introduce a new fund that was launched during the period, the Sierra Tactical Risk Spectrum 50 Fund. This Fund is designed to target average equity exposure of between 30% and 50% over three-year periods. The Fund uses the same risk mitigation strategies as the existing Sierra Funds, including an investment objective of limiting volatility and downside risk.

Since inception on May 26, 2021 to September 30, 2021 the Sierra Tactical Risk Spectrum 50 Fund Instl shares fell -0.76% versus a gain of 0.45% for the Morningstar Allocation 30% to 50% Equity Category Average, the Fund’s benchmark. This slight underperformance was due in part to strong inflows in the first two months after inception, as daily cash inflows in a rising market will dilute performance. In addition, the Fund’s performance was held back by its exposure to non-U.S. equities, which underperformed U.S. equities during the period.

The performance data quoted here represents past performance for the Instl Shares (symbol SRFJX) and are net of the total annual operating expenses of the Instl Shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s net annual operating expenses, excluding expenses of the underlying funds, estimated at 0.69%, are 1.56% for Class A shares, 2.31% for Class C shares, 1.71% for Investor Shares, and 1.31% for Instl Shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

For more detailed Commentary see the “News and Media” link on our website, www.sierramutualfunds.com.

We at Sierra appreciate your confidence in our firm and Portfolio Management team. And we thank you for your support throughout the years for the Sierra mutual funds.

Sincerely,
David C. Wright, JD
Kenneth L. Sleeper, MBA, PhD
Portfolio Managers

Cumulative performance from inception is the total increase in value of an investment in the Instl Shares assuming reinvestment of dividends and capital gains.

The Morningstar Tactical Allocation Category Average is comprised of portfolios that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds, and cash.

Bloomberg U.S. Aggregate Bond Index, formerly called the Lehman Aggregate Bond Index, is a broad-based index maintained by Bloomberg L.P. Capital that is often used to represent investment-grade bonds traded in the United States.

The S&P 500 Index®, a registered trademark of McGraw-Hill Co., Inc., is a market-capitalization-weighted index of 500 widely-held common stocks.

The MSCI EAFE Index is a free-float adjusted, market capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

The MSCI Emerging Markets Index (net of foreign withholding taxes) is a free float-adjusted market capitalization weighted index measuring emerging market equity performance.

The Bloomberg Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market.

The ICE Bank of America Merrill Lynch U.S. High Yield Master II Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The Morningstar Allocation 15% - 30% Equity Category Average: Funds in allocation categories seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%.

The Morningstar Allocation 30% - 50% Equity Category Average: Funds in allocation categories seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 30% and 50%.

Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses, or sales charges.

1706-NLD-11052021

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmarks:

					Annualized	Annualized	Annualized
		Annualized	Annualized	Annualized	Inception**-	Inception***-	Inception****-
	One Year	Three Year	Five Year	Ten Year	September 30, 2021	September 30, 2021	September 30, 2021
Sierra Tactical All Asset Fund – Class A	5.46%	3.47%	2.92%	2.87%	4.60%	—	—
Sierra Tactical All Asset Fund – Class A with load	(0.61)%	1.45%	1.71%	2.26%	4.15%	—	—
Sierra Tactical All Asset Fund – Class C	4.63%	2.70%	2.15%	2.10%	—	2.43%	—
Sierra Tactical All Asset Fund – Investor Class	5.47%	3.47%	2.92%	2.86%	4.58%	—	—
Sierra Tactical All Asset Fund – Instl Class	5.69%	3.74%	3.17%	3.11%	4.83%	—	—
Sierra Tactical All Asset Fund – Class A1	5.29%	3.31%	2.77%	—	—	—	2.60%
Sierra Tactical All Asset Fund – Class A1 with load	(0.79)%	1.30%	1.56%	—	—	—	1.95%
Sierra Tactical All Asset Fund – Class I1	5.24%	3.33%	2.77%	—	—	—	2.61%
Morningstar Tactical Allocation Category Average	18.79%	6.90%	6.97%	5.81%	3.80%	5.70%	5.65%
Morningstar Allocation 15%-30% Equity Category Average	8.22%	5.52%	4.50%	4.58%	3.84%	4.59%	4.22%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on September 30 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.39% for Class A, 2.39% for Investor Class, 2.14% for Instl Class, 3.14% for Class C shares, 2.54% for Class A1 and Class I1 shares per the January 28, 2021 prospectus. Class A and Class A1 are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, Investor and Institutional Class shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for Class A1 and Class I1 shares.

The Morningstar Tactical Allocation Category Average is comprised of mutual funds that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash.

The Morningstar Allocation 15%-30% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%.

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s asset classes as of September 30, 2021, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Fixed Income	55.5%
Equity	11.3%
Alternative	9.5%
Commodity	2.1%
Mixed Allocation	0.7%
Exchange Traded Fund
Commodity	0.2%
Equity	0.2%
Short-Term Investment
Money Market Fund	10.5%
Other Assets in Excess of Liabilities	10.0%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmark:

				Annualized
		Annualized	Annualized	Inception**-
	One Year	Three Year	Five Year	September 30, 2021
Sierra Tactical Core Income Fund – Class A	4.71%	4.13%	3.24%	3.90%
Sierra Tactical Core Income Fund – Class A with load	(1.30)%	2.09%	2.03%	3.27%
Sierra Tactical Core Income Fund – Class C	4.12%	3.52%	2.63%	3.28%
Sierra Tactical Core Income Fund – Investor Class	4.70%	4.14%	3.25%	3.92%
Sierra Tactical Core Income Fund – Instl Class	5.15%	4.55%	3.65%	4.26%
Bloomberg U.S. Aggregate Bond Index	(0.90)%	5.36%	2.94%	3.03%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 2.00% for each of Class A and Investor Class, 1.60% for Instl Class and 2.60% for Class C shares per the January 28, 2021 prospectus. The Fund’s total annual operating expenses after waiver are 1.99% for each of Class A and Investor Class, 1.60% for Instl Class and 2.59% for Class C shares per the January 28, 2021 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s asset classes as of September 30, 2021, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Fixed Income	82.5%
Alternative	1.9%
Mixed Allocation	0.6%
Short-Term Investment
Money Market Fund	12.8%
Other Assets in Excess of Liabilities	2.2%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmark:

		Annualized	Annualized
		Inception**-	Inception***-
	One Year	September 30, 2021	September 30, 2021
Sierra Tactical Municipal Fund – Class A	6.84%	5.22%	—
Sierra Tactical Municipal Fund – Class A with load	0.70%	2.98%	—
Sierra Tactical Municipal Fund – Class C	6.05%	—	2.59%
Sierra Tactical Municipal Fund – Investor Class	6.66%	4.97%	—
Sierra Tactical Municipal Fund – Instl Class	7.06%	5.39%	—
Sierra Tactical Municipal Fund – Special Shares	7.15%	5.51%	—
Bloomberg Municipal Bond Index	2.63%	4.90%	3.09%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.. Total returns are calculated using the traded NAV on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 1.93% for Class A shares, 2.68% for Class C shares, 2.08% for Investor Class, 1.68% for Instl Class and 1.62% for Special Class shares per the January 28, 2021 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 1.81% for Class A shares, 2.56% for Class C shares, 1.96% for Investor Class, 1.63% for Instl Class and 1.50% for Special Class shares per the January 28, 2021 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Municipal Fund Class A, Investor, Institutional and Special Class shares inception date is December 27, 2018.

***	The Sierra Tactical Municipal Fund Class C inception date is September 10, 2019.

The Bloomberg Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s asset classes as of September 30, 2021, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Fixed Income	96.6%
Short-Term Investments
Money Market Funds	3.4%
Liabilities in Excess of Other Assets	(0.0)%^
100.0%

^ Represents amount less than 0.05%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL BOND FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the period ended September 30, 2021, compared to its benchmark:

		Annualized
		Inception**-
	One Year	September 30, 2021
Sierra Tactical Bond Fund – Class A	7.15%	10.76%
Sierra Tactical Bond Fund – Class A with load	0.98%	7.52%
Sierra Tactical Bond Fund – Class C	6.33%	10.08%
Sierra Tactical Bond Fund – Investor Class	6.99%	10.61%
Sierra Tactical Bond Fund – Instl Class	7.40%	11.03%
Bloomberg U.S. Aggregate Bond Index	(0.90)%	2.88%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index	11.46%	6.82%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.01% for Class A shares, 2.76% for Class C shares, 2.16% for Investor Class, and 1.76% for Instl Class shares per the January 28, 2021 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Bond Fund Class A, Class C, Investor, and Institutional Class shares inception date is October 1, 2019.

The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

The ICE Bank of America Merrill Lynch U.S. High Yield Master II Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one-year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. In addition, qualifying securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL BOND FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s asset classes as of September 30, 2021, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Fixed Income	86.8%
Exchange Traded Fund
Fixed Income	12.7%
Short-Term Investment
Money Market Fund	0.5%
Other Assets in Excess of Liabilities	0.0	% ^
	100.0%

^ Represents amount less than 0.05%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the period ended September 30, 2021, compared to its benchmark:

Annualized
Inception**-
September 30, 2021
Sierra Tactical Risk Spectrum 50 Fund – Class A	(0.82)%
Sierra Tactical Risk Spectrum 50 Fund – Class A with load	(6.54)%
Sierra Tactical Risk Spectrum 50 Fund – Class C	(1.05)%
Sierra Tactical Risk Spectrum 50 Fund – Investor Class	(0.88)%
Sierra Tactical Risk Spectrum 50 Fund – Instl Class	(0.76)%
Morningstar Allocation 30%-50% Equity Category Average	0.45%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.25% for Class A shares, 3.00% for Class C shares, 2.40% for Investor Class, and 2.00% for Instl Class shares per the May 15, 2021 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Risk Spectrum 50 Fund Class A, Class C, Investor, and Institutional Class shares inception date is May 26, 2021.

The Morningstar Allocation 30%-50% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 30% and 50%.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2021

Comparison of the Change in Value of a $10,000 Investment

The Fund’s asset classes as of September 30, 2021, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Equity	45.4%
Fixed Income	37.5%
Alternative	9.4%
Exchange Traded Fund
Commodity	0.8%
Equity	0.2%
Short-Term Investment
Money Market Fund	7.5%
Liabilities in Excess of Other Assets	(0.8)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.4%
	COMMODITY - 0.2%
80,700	Invesco Optimum Yield Diversified Commodity	$1,698,735

	EQUITY - 0.2%
15,950	Health Care Select Sector SPDR Fund	2,030,435

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,817,794)	3,729,170

	MUTUAL FUNDS — 79.1%
	ALTERNATIVE - 9.5%
2,905,561	AQR Style Premia Alternative Fund, Class I(a)	22,314,708
1,269,566	JPMorgan Hedged Equity Fund, Class I	32,869,061
2,142,996	LoCorr Long/Short Commodities Strategy Fund, Class I	24,001,559
331,514	Water Island Event Driven Fund, Class I	3,712,958
		82,898,286
	COMMODITY - 2.1%
1,250,918	Goldman Sachs Commodity Strategy Fund, Institutional Class (a)	13,209,693
627,320	Neuberger Berman Commodity Strategy Fund, Institutional Class	4,660,985
		17,870,678
	EQUITY - 11.3%
4,054,873	Fidelity Real Estate Income Fund	54,456,942
168,930	Fidelity Select Portfolio - Medical Technology and Devices Portfolio(a)	14,173,219
1	JPMorgan Emerging Markets Equity Fund, Class I	41
1,766,963	Pear Tree Polaris Foreign Value Small Cap Fund, Institutional Class	29,914,677
1	Virtus KAR Small-Cap Core Fund, Class I	60
1	Virtus KAR Small-Cap Growth Fund, Class I	62
		98,545,001
	FIXED INCOME - 55.5%
1,719,214	BlackRock High Yield Bond Portfolio, Institutional Class	13,564,600
822,323	Cohen & Steers Low Duration Preferred and Income, Class I	8,289,011
3,423,171	Cohen & Steers Preferred Securities and Income, Class I	49,362,124
829,804	Deer Park Total Return Credit Fund, Class I	8,928,590
433,193	Doubleline Income Fund, Class I	4,015,700

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	MUTUAL FUNDS — 79.1% (Continued)
	FIXED INCOME - 55.5% (Continued)
3,897	Goldman Sachs Investment Grade Credit Fund, Institutional Class	$38,270
339,567	Guggenheim Floating Rate Strategies Fund, Institutional Class	8,526,528
579,563	Holbrook Income Fund, Class I	6,195,528
3,592,352	Invesco AMT-Free Municipal Fund, Class Y	28,164,042
1,851,666	Invesco High Yield Municipal Fund, Class Y	19,220,291
1,465,062	Invesco Income Fund, Class Y	11,720,493
4,228,818	Invesco Rochester Municipal Opportunities Fund, Class Y	34,253,426
803,606	Metropolitan West High Yield Bond Fund, Class I	8,622,692
1,799,374	Nuveen High Yield Municipal Bond Fund, Class I	32,928,540
2,956,581	Nuveen Preferred Securities Fund, Class I	52,804,538
3,127	PIMCO Emerging Markets Bond Fund, Institutional Class	32,678
3,129,627	PIMCO High Yield Fund, Institutional Class	28,417,013
5,129,424	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	55,500,365
1,140	PIMCO Investment Grade Credit Bond Fund, Institutional Class	12,431
4,586	PIMCO Long-Term Credit Bond Fund, Institutional Class	58,832
1,379,029	PIMCO Preferred and Capital Security Fund, Institutional Class	15,707,140
3,513,875	Principal Spectrum Preferred & Capital Securities Income Fund, Institutional Class	36,965,964
291,378	Salient Select Income Fund, Institutional Class	6,188,863
959,233	Victory Floating Rate Fund, Class Y	9,026,385
427,495	Victory INCORE Investment Grade Convertible Fund, Class I	8,310,504
3,675,393	Voya Securitized Credit Fund, Class I	35,908,586
2,600	Western Asset Core Plus Bond Fund, Class IS	31,278
		482,794,412
	MIXED ALLOCATION - 0.7%
311,774	Orinda Income Opportunities Fund, Class I	5,792,761

	TOTAL MUTUAL FUNDS (Cost $662,302,657)	687,901,138

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENT — 10.5%
	MONEY MARKET FUND - 10.5%
91,092,060	First American Government Obligations Fund, Class X, 0.03% (Cost $91,092,060)(b)	$91,092,060

	TOTAL INVESTMENTS - 90.0% (Cost $757,212,511)	$782,722,368
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.0%	87,261,360
	NET ASSETS - 100.0%	$869,983,728

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2021

Shares		Fair Value
	MUTUAL FUNDS — 85.0%
	ALTERNATIVE - 1.9%
3,688,471	DoubleLine Flexible Income Fund, Class I	$35,704,395

	FIXED INCOME - 82.5%
6,553,959	Angel Oak Multi-Strategy Income Fund, Institutional Class	68,095,634
7,461,440	BlackRock High Yield Bond Portfolio, Institutional Class	58,870,764
3,154,151	City National Rochdale Municipal High Income Fund, Service Class	34,947,996
14,082,551	Cohen & Steers Preferred Securities and Income, Class I	203,070,381
9,050,267	Columbia Mortgage Opportunities Fund, Class I3	96,294,836
3,979,968	Credit Suisse Floating Rate High Income Fund, Class I	26,387,190
2,723,157	Deer Park Total Return Credit Fund, Class I	29,300,827
4,096,585	Fidelity Capital & Income Fund	46,414,310
342,095	Franklin Emerging Market Debt Opportunities Fund(a)	4,023,042
9,309,266	Invesco High Yield Municipal Fund, Class Y	96,630,180
922,336	Invesco Income Fund, Class Y	7,378,685
12,398,258	Invesco Rochester Municipal Opportunities Fund, Class Y	100,425,891
7,749,619	Invesco Senior Floating Rate Fund, Class Y	55,099,790
7,287,590	JPMorgan High Yield Fund, Class I	53,199,410
719,316	JPMorgan High Yield Municipal Fund, Class I	8,459,160
3,778,754	JPMorgan Income Fund, Class I	35,898,162
4,625,988	Morgan Stanley Global Fixed Income Opportunities, Class I	26,738,209
442,162	Nationwide Amundi Strategic Income Fund, Institutional Class	4,664,809
4,204,097	Nuveen High Yield Municipal Bond Fund, Class I	76,934,966
5,821,310	Nuveen Preferred Securities Fund, Class I	103,968,592
1,850,494	Osterweis Strategic Income Fund	21,336,194
8,265	Payden Emerging Markets Bond Fund, Class SI	109,182
2,428,059	PIMCO Emerging Markets Bond Fund, Institutional Class	25,373,222
3,425	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class	24,490
1,291,660	PIMCO High Yield Municipal Bond Fund, Institutional Class	12,774,517
12,888,683	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	139,455,553
1,172	PIMCO Investment Grade Credit Bond Fund Institutional Class	12,775
25,504	PIMCO Long-Term Credit Bond Fund Institutional Class	327,217
1,644,437	PIMCO Preferred and Capital Security Fund, Institutional Class	18,730,141

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	MUTUAL FUNDS — 85.0% (Continued)
	FIXED INCOME - 82.5% (Continued)
12,062,827	Principal Spectrum Preferred & Capital Securities Income Fund, Institutional Class	$126,900,942
187,272	RiverNorth/DoubleLine Strategic Income Fund, Class I	1,970,103
214,529	Salient Select Income Fund, Institutional Class	4,556,604
394,289	Semper MBS Total Return Fund, Institutional Class	3,804,888
6,180,973	Thompson Bond Fund	68,299,750
3,075	Victory Floating Rate Fund, Class Y	28,940
8,661	Western Asset Core Plus Bond Fund, Class IS	104,196
		1,560,611,548
	MIXED ALLOCATION - 0.6%
1,125,881	Fidelity Strategic Real Return Fund, Class Z	10,639,576

	TOTAL MUTUAL FUNDS (Cost $1,551,323,416)	1,606,955,519

	SHORT-TERM INVESTMENT — 12.8%
	MONEY MARKET FUND - 12.8%
241,319,276	First American Government Obligations Fund, Class X, 0.03% (Cost $241,319,276)(b)	241,319,276

	TOTAL INVESTMENTS - 97.8% (Cost $1,792,642,692)	$1,848,274,795
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	42,506,858
	NET ASSETS - 100.0%	$1,890,781,653

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2021

Shares		Fair Value
	MUTUAL FUNDS — 96.6%
	FIXED INCOME - 96.6%
1,187	AMG GW&K Municipal Enhanced Yield Fund, Class N	$12,774
4,570,579	BlackRock High Yield Municipal Fund, Institutional Class	48,539,544
3,298,168	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	39,116,276
700,233	BNY Mellon High Yield Municipal Bond Fund, Class I	9,117,028
1,950,144	City National Rochdale Municipal High Income Fund, Service Class	21,607,596
1,179,111	Goldman Sachs High Yield Municipal Fund, Institutional Class	12,545,745
4,816,132	Invesco High Yield Municipal Fund, Class Y	49,991,446
5,446,240	Invesco Rochester Municipal Opportunities Fund, Class Y	44,114,547
2,087,903	Nuveen High Yield Municipal Bond Fund, Class I	38,208,624
682,261	Nuveen Short Duration High Yield Municipal Bond, Class I	7,197,853
608,054	PIMCO High Yield Municipal Bond Fund, Institutional Class	6,013,651
501,198	Robinson Tax Advantaged Income Fund, Institutional Class	4,976,892
	TOTAL MUTUAL FUNDS (Cost $278,943,570)	281,441,976

	SHORT-TERM INVESTMENTS — 3.4%
	MONEY MARKET FUNDS – 3.4%
9,791,147	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.01%(a)(b)	9,792,126
24,913	First American Government Obligations Fund, Class X, 0.03%(a)	24,913
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,817,039)	9,817,039

	TOTAL INVESTMENTS - 100.0% (Cost $288,760,609)	$291,259,015
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(69,906)
	NET ASSETS - 100.0%	$291,189,109

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(b)	Floating Net Asset Value

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 12.7%
	FIXED INCOME - 12.7%
1,369,800	iShares iBoxx High Yield Corporate Bond ETF	$119,843,802
1,096,750	SPDR Bloomberg Barclays High Yield Bond ETF	119,940,580
	TOTAL EXCHANGE-TRADED FUNDS (Cost $235,331,888)	239,784,382

	MUTUAL FUNDS — 86.8%
	FIXED INCOME - 86.8%
570,323	Aberdeen Global High Income Fund, Class I	4,688,056
745,081	American Century High-Yield Fund, Investor Class	4,299,115
694,839	Barings Global Credit Income Opportunities Fund, Class Y	6,281,341
42,873,125	BlackRock High Yield Bond Portfolio, Institutional Class	338,268,955
5,227,650	City National Rochdale Fixed Income Opportunities, Class N	122,274,726
1,164,818	Credit Suisse Strategic Income Fund, Class I	11,822,901
916,762	Crossingbridge Low Duration High Yield Fund, Institutional Class	9,497,656
5,154,418	Fidelity Advisor High Income Advantage Fund, Class Z	62,110,732
29,814,950	Fidelity Capital & Income Fund	337,803,387
366,449	Fidelity Global High Income Fund, Class I	3,583,876
657,338	Frost Credit Fund, Institutional Class	6,645,668
10,210,979	Goldman Sachs High Yield Fund, Institutional Class	66,167,146
25,351,622	JPMorgan High Yield Fund, Class I	185,066,844
761,621	Manning & Napier High Yield Bond Series, Class Z	6,816,504
1,424,859	Metropolitan West High Yield Bond Fund, Class I	15,288,737
650,695	Morgan Stanley Institutional Fund Trust – High Yield Portfolio, Class I	6,298,723
5,555,256	Neuberger Berman High Income Bond Fund, Institutional Class	48,719,594
965,059	Nuveen High Yield Income Fund, Class I	19,098,521
12,491,843	Osterweis Strategic Income Fund	144,030,950
3,038,869	Payden High Income Fund, Investor Class	20,968,196
5,356,867	PIMCO High Yield Fund, Institutional Class	48,640,350
1,417,002	PIMCO High Yield Spectrum Fund, Institutional Class	14,311,719
867,954	Pioneer Global High Yield Fund, Class Y	7,403,648
13,355,889	Principal Funds Inc - High Income Fund, Institutional Class	97,765,107
4,288,288	Putnam High Yield Fund, Class Y	27,230,627

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	MUTUAL FUNDS — 86.8% (Continued)
	FIXED INCOME - 86.8% (Continued)
697,108	RiverPark Strategic Income Fund, Institutional Class	$6,504,013
684,701	Touchstone High Yield Fund, Institutional Class	5,874,731
793,506	Western Asset High Yield Fund, Institutional Class	6,498,815
2,061,313	Western Asset Short Duration High Income Fund, Class I	11,007,411
	TOTAL MUTUAL FUNDS (Cost $1,598,656,126)	1,644,968,049

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
9,317,162	First American Government Obligations Fund, Class X, 0.03% (Cost $9,317,162)(a)	9,317,162

	TOTAL INVESTMENTS - 100.0% (Cost $1,843,305,176)	$1,894,069,593
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	732,273
	NET ASSETS - 100.0%	$1,894,801,866

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.0%
	COMMODITY - 0.8%
48,700	Invesco Optimum Yield Diversified Commodity	$1,025,135

	EQUITY - 0.2%
15,200	iShares MSCI Indonesia ETF	329,688

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,347,106)	1,354,823

	MUTUAL FUNDS — 92.3%
	ALTERNATIVE - 9.4%
1,222,459	BlackRock Systematic Multi-Strategy Fund, Institutional Class	12,750,250

	EQUITY - 45.4%
78,770	Blackrock Technology Opportunities, Institutional Class	5,213,025
245,784	BNY Mellon Institutional S&P 500 Stock Index Fund, Class I	19,099,899
318,009	BNY Mellon International Stock Index, Class I	6,426,957
173,031	Edgewood Growth Fund, Institutional Class	10,826,529
23,111	Fidelity Select Portfolio - Medical Technology and Devices Portfolio (a)	1,938,994
814,883	JPMorgan Equity Premium Income Fund, Class I	12,190,652
111,309	JPMorgan Value Advantage Fund, Class I	4,778,495
36,259	Morgan Stanley Institutional Fund Inc – Global Franchise Portfolio, Class I	1,239,342
		61,713,893
	FIXED INCOME - 37.5%
1,274,208	Cohen & Steers Preferred Securities and Income, Class I	18,374,076
1,843,395	Invesco High Yield Municipal Fund, Class Y	19,134,438
7,980	JPMorgan High Yield Municipal Fund, Class I	93,849
1,285,864	PIMCO Emerging Markets Bond Fund, Institutional Class	13,437,279
		51,039,642

	TOTAL MUTUAL FUNDS (Cost $127,932,217)	125,503,785

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENT — 7.5%
	MONEY MARKET FUND - 7.5%
10,131,937	First American Government Obligations Fund, Class X, 0.03% (Cost $10,131,937)(b)	$10,131,937

	TOTAL INVESTMENTS - 100.8% (Cost $139,411,260)	$136,990,545
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,028,554)
	NET ASSETS - 100.0%	$135,961,991

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical	Sierra Tactical	Sierra Tactical Risk
	Asset Fund	Income Fund	Municipal Fund	Bond Fund	Spectrum 50 Fund
ASSETS
Investment securities:
At cost	$757,212,511	$1,792,642,692	$288,760,609	$1,843,305,176	$139,411,260
At value	$782,722,368	$1,848,274,795	$291,259,015	$1,894,069,593	$136,990,545
Receivable for securities sold	89,505,863	44,123,714	—	—	—
Receivable for Fund shares sold	1,630,211	2,107,861	917,716	4,320,782	351,907
Dividends and interest receivable	20,145	166	838	9,139	68
Prepaid expenses and other assets	77,862	103,583	66,457	157,515	60,878
TOTAL ASSETS	873,956,449	1,894,610,119	292,244,026	1,898,557,029	137,403,398

LIABILITIES
Payable for investments purchased	1,692,965	—	979	—	1,021,653
Payable for Fund shares repurchased	1,106,190	1,979,814	751,125	1,616,131	236,451
Investment advisory fees payable	895,529	1,170,072	176,816	1,625,270	108,601
Distribution (12b-1) fees payable	52,723	194,090	1,493	27,789	574
Payable to related parties	86,249	232,170	35,251	182,954	17,021
Accrued expenses and other liabilities	139,065	252,320	89,253	303,019	57,107
TOTAL LIABILITIES	3,972,721	3,828,466	1,054,917	3,755,163	1,441,407
NET ASSETS	$869,983,728	$1,890,781,653	$291,189,109	$1,894,801,866	$135,961,991

Net Assets Consist Of:
Paid in capital	$841,917,990	$1,836,406,372	$280,566,347	$1,845,053,494	$138,965,068
Distributable Earnings (loss)	28,065,738	54,375,281	10,622,762	49,748,372	(3,003,077)
NET ASSETS	$869,983,728	$1,890,781,653	$291,189,109	$1,894,801,866	$135,961,991

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021

	Sierra Tactical All		Sierra Tactical Core	Sierra Tactical		Sierra Tactical	Sierra Tactical Risk
	Asset Fund		Income Fund	Municipal Fund		Bond Fund	Spectrum 50 Fund
Net Asset Value Per Share:
Class A:
Net Assets	$28,942,837		$61,843,078	$3,383,995		$12,104,980	$339,069
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,211,049		2,822,062	124,607		436,417	13,777
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.90		$21.91	$27.16	(b)	$27.74	$24.61
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$25.36		$23.25	$28.82		$29.43	$26.11

Class C:
Net Assets	$47,184,867		$176,858,151	$1,251,545		$22,976,564	$28,629
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,960,152		8,094,930	46,365		830,016	1,166
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.07		$21.85	$26.99		$27.68	$24.55	(b)

Investor Class:
Net Assets	$15,643,240		$80,457,133	$4,377,404		$19,077,058	$1,457,356
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	655,805		3,665,343	161,266		687,527	59,229
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.85		$21.95	$27.14		$27.75	$24.61	(b)

Instl Class:
Net Assets	$765,642,901		$1,571,623,291	$281,733,316		$1,840,643,264	$134,136,937
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	32,331,141		72,053,674	10,408,150		66,305,441	5,450,670
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.68		$21.81	$27.07		$27.76	$24.61

Special Shares:
Net Assets				$442,849
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)				16,337
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share				$27.11	(b)

Class A1:
Net Assets	$3,400,071
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	140,763
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$24.15	(b)
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$25.62

Class I1:
Net Assets	$9,169,812
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	381,323
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.05

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on September 30, 2021 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS
For the Year and Period Ended September 30, 2021

					Sierra Tactical
	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical	Sierra Tactical	Risk Spectrum
	Asset Fund	Income Fund	Municipal Fund	Bond Fund	50 Fund *
INVESTMENT INCOME
Dividends	$34,791,654	$71,567,597	$8,037,688	$68,041,416	$1,142,833
Interest	11,930	18,281	4,926	19,751	484
TOTAL INVESTMENT INCOME	34,803,584	71,585,878	8,042,614	68,061,167	1,143,317

EXPENSES
Investment advisory fees	9,910,424	13,590,391	1,847,003	15,882,640	326,504
Distribution (12b-1) fees:
Class A	76,571	261,885	7,155	21,809	148
Class C	486,842	1,601,837	6,801	137,047	22
Investor Class	40,651	322,683	13,730	—	1,318
Class A1	13,956	—	—	—	—
Class I1	28,156	—	—	—	—
Institutional Class	—	—	—	62,872	—
Third party administrative servicing fee	596,158	1,360,154	244,659	1,160,843	22,781
Administrative services fees	379,887	831,205	129,440	734,861	18,244
Registration fees	140,530	155,530	110,071	110,843	20,193
Accounting services fees	98,580	225,559	33,493	151,263	3,110
Transfer agent fees	72,651	398,080	50,495	157,980	4,294
Printing and postage expenses	41,749	84,008	33,327	85,997	18,594
Professional fees	34,038	35,038	34,256	49,701	28,800
Custodian fees	82,315	168,645	26,984	135,306	3,900
Compliance officer fees	28,715	44,822	19,618	35,825	5,054
Trustees fees and expenses	18,023	18,283	17,898	18,039	4,239
Insurance expense	13,000	31,964	4,489	14,831	2,500
Other expenses	16,226	43,928	14,486	113,979	4,648
TOTAL EXPENSES	12,078,472	19,174,012	2,593,905	18,873,836	464,349

Less: Fees waived by the Adviser	—	—	(53,674)	—	(50,594)

NET EXPENSES	12,078,472	19,174,012	2,540,231	18,873,836	413,755
NET INVESTMENT INCOME	22,725,112	52,411,866	5,502,383	49,187,331	729,562

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	9,481,107	16,905,327	15,528,436	(4,017,561)	(868,664)
Distributions of capital gains from underlying investment companies	555,535	1,922,682	19,401	3,001,516	176,881
	10,036,642	18,828,009	15,547,837	(1,016,045)	(691,783)

Net change in unrealized appreciation (depreciation) of investments	7,475,947	14,681,448	(5,648,522)	52,854,717	(2,420,715)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	17,512,589	33,509,457	9,899,315	51,838,672	(3,112,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,237,701	$85,921,323	$15,401,698	$101,026,003	$(2,382,936)

*	Sierra Tactical Risk Spectrum 50 Fund commenced operations on May 26, 2021.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
FROM OPERATIONS
Net investment income	$22,725,112	$9,560,338
Net realized gain (loss) from security transactions	9,481,107	(5,317,177)
Distributions of capital gains from underlying investment companies	555,535	150,851
Net change in unrealized appreciation of investments	7,475,947	12,558,163
Net increase in net assets resulting from operations	40,237,701	16,952,175

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(4,459)
Class C	—	(6,741)
Class I	—	(2,310)
Class R	—	(83,636)
Class AI	—	(450)
Class I1	—	(441)
From distributable earnings:
Class A	(798,004)	(551,010)
Class C	(909,999)	(527,445)
Investor Class	(427,447)	(254,336)
Instl Class	(20,659,269)	(9,688,257)
Class A1	(85,472)	(50,851)
Class I1	(180,401)	(50,621)
Net decrease in net assets resulting from distributions to shareholders	(23,060,592)	(11,220,557)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,732,615	3,894,407
Class C	5,659,428	6,617,361
Investor Class	541,083	3,731,354
Instl Class	329,038,386	316,948,874
Class A1	769,979	332,833
Class I1	7,243,072	688,061
Net asset value of shares issued in reinvestment of distributions:
Class A	771,796	539,786
Class C	877,073	515,428
Investor Class	402,828	231,527
Instl Class	20,468,937	9,667,249
Class A1	70,768	40,606
Class I1	172,367	43,385
Payments for shares redeemed:
Class A	(7,316,071)	(7,390,144)
Class C	(9,091,972)	(11,617,390)
Investor Class	(2,213,537)	(3,028,108)
Instl Class	(193,563,699)	(223,298,720)
Class A1	(773,131)	(656,073)
Class I1	(1,452,054)	(1,522,574)
Net increase in net assets resulting from shares of beneficial interest	154,337,868	95,737,862

TOTAL INCREASE IN NET ASSETS	171,514,977	101,469,480

NET ASSETS
Beginning of Year	698,468,751	596,999,271
End of Year	$869,983,728	$698,468,751

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
SHARE ACTIVITY
Class A:
Shares Sold	112,988	167,460
Shares Reinvested	32,006	23,295
Shares Redeemed	(303,619)	(317,913)
Net decrease in shares of beneficial interest outstanding	(158,625)	(127,158)

Class C:
Shares Sold	232,531	284,450
Shares Reinvested	36,069	21,997
Shares Redeemed	(374,659)	(499,525)
Net decrease in shares of beneficial interest outstanding	(106,059)	(193,078)

Investor Class:
Shares Sold	22,143	162,795
Shares Reinvested	16,734	10,014
Shares Redeemed	(92,655)	(131,542)
Net increase (decrease) in shares of beneficial interest outstanding	(53,778)	41,267

Instl Class:
Shares Sold	13,787,292	13,888,157
Shares Reinvested	856,655	421,331
Shares Redeemed	(8,109,483)	(9,759,654)
Net increase in shares of beneficial interest outstanding	6,534,464	4,549,834

Class A1
Shares Sold	31,453	14,332
Shares Reinvested	2,903	1,732
Shares Redeemed	(31,598)	(28,199)
Net increase (decrease) in shares of beneficial interest outstanding	2,758	(12,135)

Class I1
Shares Sold	298,585	29,306
Shares Reinvested	7,094	1,858
Shares Redeemed	(59,746)	(65,609)
Net increase (decrease) in shares of beneficial interest outstanding	245,933	(34,445)

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
FROM OPERATIONS
Net investment income	$52,411,866	$39,346,288
Net realized gain (loss) from security transactions	16,905,327	(18,311,214)
Distributions of capital gains from underlying investment companies	1,922,682	569,383
Net change in unrealized appreciation of investments	14,681,448	18,501,465
Net increase in net assets resulting from operations	85,921,323	40,105,922

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(1,770,296)	(1,677,916)
Class C	(3,433,941)	(2,724,965)
Investor Class	(2,198,353)	(1,870,051)
Instl Class	(47,315,484)	(34,094,518)
Net decrease in net assets resulting from distributions to shareholders	(54,718,074)	(40,367,450)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,384,529	24,885,382
Class C	67,976,381	53,874,345
Investor Class	23,443,955	42,163,329
Instl Class	760,002,953	789,397,855
Net asset value of shares issued in reinvestment of distributions:
Class A	1,634,170	1,508,939
Class C	3,173,591	2,556,472
Investor Class	2,060,263	1,799,456
Instl Class	45,138,624	32,845,292
Payments for shares redeemed:
Class A	(21,320,293)	(20,970,318)
Class C	(39,541,636)	(44,159,368)
Investor Class	(24,070,324)	(34,242,482)
Instl Class	(604,824,366)	(494,950,349)
Net increase in net assets resulting from shares of beneficial interest	224,057,847	354,708,553

TOTAL INCREASE IN NET ASSETS	255,261,096	354,447,025

NET ASSETS
Beginning of Year	1,635,520,557	1,281,073,532
End of Year	$1,890,781,653	$1,635,520,557

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
SHARE ACTIVITY
Class A:
Shares Sold	472,714	1,166,275
Shares Reinvested	74,400	70,272
Shares Redeemed	(968,947)	(979,499)
Net increase (decrease) in shares of beneficial interest outstanding	(421,833)	257,048

Class C:
Shares Sold	3,100,957	2,514,727
Shares Reinvested	144,829	119,262
Shares Redeemed	(1,806,693)	(2,072,145)
Net increase in shares of beneficial interest outstanding	1,439,093	561,844

Investor Class:
Shares Sold	1,065,970	1,960,885
Shares Reinvested	93,638	83,677
Shares Redeemed	(1,094,265)	(1,601,407)
Net increase in shares of beneficial interest outstanding	65,343	443,155

Instl Class:
Shares Sold	34,748,426	37,155,429
Shares Reinvested	2,064,619	1,538,285
Shares Redeemed	(27,622,311)	(23,373,570)
Net increase in shares of beneficial interest outstanding	9,190,734	15,320,144

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
FROM OPERATIONS
Net investment income	$5,502,383	$4,218,282
Net realized gain (loss) from security transactions	15,528,436	(7,048,857)
Distributions of capital gains from underlying investment companies	19,401	123,253
Net change in appreciation (depreciation) of investments	(5,648,522)	4,126,362
Net increase in net assets resulting from operations	15,401,698	1,419,040

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(57,054)	(53,954)
Class C	(8,790)	(4,659)
Investor Class	(63,779)	(13,979)
Instl Class	(5,306,665)	(4,401,492)
Special Shares	(9,063)	(8,537)
Net decrease in net assets resulting from distributions to shareholders	(5,445,351)	(4,482,621)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	629,315	1,473,976
Class C	1,421,661	390,000
Investor Class	1,861,865	2,354,209
Instl Class	155,848,168	163,176,803
Special Shares	82,881	106,380
Net asset value of shares issued in reinvestment of distributions:
Class A	57,054	53,954
Class C	8,790	4,659
Investor Class	63,586	13,790
Instl Class	5,194,392	4,317,634
Special Shares	7,772	6,406
Payments for shares redeemed:
Class A	(83,396)	(428,901)
Class C	(578,150)	—
Investor Class	(142,103)	(18,413)
Instl Class	(85,563,614)	(88,002,351)
Special Shares	(4,067)	(152,297)
Net increase in net assets resulting from shares of beneficial interest	78,804,154	83,295,849

TOTAL INCREASE IN NET ASSETS	88,760,501	80,232,268

NET ASSETS
Beginning of Year	202,428,608	122,196,340
End of Year	$291,189,109	$202,428,608

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
SHARE ACTIVITY
Class A:
Shares Sold	23,008	55,865
Shares Reinvested	2,116	2,062
Shares Redeemed	(3,074)	(16,507)
Net increase in shares of beneficial interest outstanding	22,050	41,420

Class C:
Shares Sold	52,419	14,795
Shares Reinvested	326	177
Shares Redeemed	(21,353)	—
Net increase in shares of beneficial interest outstanding	31,392	14,972

Investor Class:
Shares Sold	69,058	91,740
Shares Reinvested	2,353	531
Shares Redeemed	(5,271)	(706)
Net increase in shares of beneficial interest outstanding	66,140	91,565

Instl Class:
Shares Sold	5,803,997	6,307,142
Shares Reinvested	193,019	165,722
Shares Redeemed	(3,194,773)	(3,425,869)
Net increase in shares of beneficial interest outstanding	2,802,243	3,046,995

Special Shares:
Shares Sold	3,083	4,071
Shares Reinvested	289	244
Shares Redeemed	(150)	(5,679)
Net increase (decrease) in shares of beneficial interest outstanding	3,222	(1,364)

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30,	September 30,
	2021	2020*
FROM OPERATIONS
Net investment income	$49,187,331	$17,454,320
Net realized gain (loss) from security transactions	(4,017,561)	57,408,295
Distributions of capital gains from underlying investment companies	3,001,516	—
Net change in appreciation (depreciation) of investments	52,854,717	(2,090,300)
Net increase in net assets resulting from operations	101,026,003	72,772,315

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(563,043)	(24,781)
Class C	(678,214)	(15,733)
Investor Class	(1,018,200)	(144,664)
Instl Class	(100,322,292)	(17,284,232)
Net decrease in net assets resulting from distributions to shareholders	(102,581,749)	(17,469,410)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,311,960	5,265,859
Class C	22,902,290	2,804,405
Investor Class	13,672,526	13,198,179
Instl Class	1,197,928,418	1,170,824,430
Net asset value of shares issued in reinvestment of distributions:
Class A	559,731	24,599
Class C	675,232	15,732
Investor Class	937,944	132,960
Instl Class	97,816,364	17,013,328
Payments for shares redeemed:
Class A	(3,457,396)	(544,052)
Class C	(3,135,289)	(332,185)
Investor Class	(7,104,618)	(2,054,538)
Instl Class	(481,461,815)	(214,939,357)
Net increase in net assets resulting from shares of beneficial interest	849,645,347	991,409,360

TOTAL INCREASE IN NET ASSETS	848,089,601	1,046,712,265

NET ASSETS
Beginning of Period	1,046,712,265	—
End of Period	$1,894,801,866	$1,046,712,265

*	Sierra Tactical Bond Fund commenced operations on October 1, 2019.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Period Ended
	September 30,	September 30,
	2021	2020*
SHARE ACTIVITY
Class A:
Shares Sold	371,253	188,404
Shares Reinvested	20,301	891
Shares Redeemed	(124,741)	(19,691)
Net increase in shares of beneficial interest outstanding	266,813	169,604

Class C:
Shares Sold	828,036	102,128
Shares Reinvested	24,513	572
Shares Redeemed	(113,047)	(12,186)
Net increase in shares of beneficial interest outstanding	739,502	90,514

Investor Class:
Shares Sold	492,688	486,208
Shares Reinvested	34,030	4,898
Shares Redeemed	(255,596)	(74,701)
Net increase in shares of beneficial interest outstanding	271,122	416,405

Instl Class:
Shares Sold	43,136,154	44,205,890
Shares Reinvested	3,545,555	632,072
Shares Redeemed	(17,281,463)	(7,932,767)
Net increase in shares of beneficial interest outstanding	29,400,246	36,905,195

*	Sierra Tactical Bond Fund commenced operations on October 1, 2019.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30,
2021*
FROM OPERATIONS
Net investment income	$729,562
Net realized loss from security transactions	(868,664)
Distributions of capital gains from underlying investment companies	176,881
Net change in depreciation of investments	(2,420,715)
Net decrease in net assets resulting from operations	(2,382,936)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(1,467)
Class C	(125)
Investor Class	(5,809)
Instl Class	(637,342)
Net decrease in net assets resulting from distributions to shareholders	(644,743)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	347,151
Class C	29,025
Investor Class	1,518,247
Instl Class	142,443,410
Net asset value of shares issued in reinvestment of distributions:
Class A	1,467
Class C	125
Investor Class	5,809
Instl Class	636,234
Payments for shares redeemed:
Investor Class	(34,739)
Instl Class	(5,957,059)
Net increase in net assets resulting from shares of beneficial interest	138,989,670

TOTAL INCREASE IN NET ASSETS	135,961,991

NET ASSETS
Beginning of Period	—
End of Period	$135,961,991

*	Sierra Tactical Risk Spectrum 50 Fund commenced operations on May 26, 2021.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended
September 30,
2021*
SHARE ACTIVITY
Class A:
Shares Sold	13,718
Shares Reinvested	59
Net increase in shares of beneficial interest outstanding	13,777

Class C:
Shares Sold	1,161
Shares Reinvested	5
Net increase in shares of beneficial interest outstanding	1,166

Investor Class:
Shares Sold	60,362
Shares Reinvested	235
Shares Redeemed	(1,368)
Net increase in shares of beneficial interest outstanding	59,229

Instl Class:
Shares Sold	5,660,953
Shares Reinvested	25,747
Shares Redeemed	(236,030)
Net increase in shares of beneficial interest outstanding	5,450,670

*	Sierra Tactical Risk Spectrum 50 Fund commenced operations on May 26, 2021.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Class A Shares	2021	2020		2019	2018	2017
Net asset value, beginning of year	$23.28	$23.11		$22.95	$23.41	$23.13
Activity from investment operations:
Net investment income (1)(4)(5)	0.64	0.34		0.42	0.59	0.51
Net realized and unrealized gain (loss) on investments	0.62	0.22		0.16	(0.44)	0.30
Total from investment operations	1.26	0.56		0.58	0.15	0.81
Less distributions from:
Net investment income	(0.64)	(0.35)		(0.42)	(0.61)	(0.53)
Net realized gains	—	(0.04)		—	—	—
Return of capital	—	(0.00	) (8)	—	—	—
Total distributions	(0.64)	(0.39)		(0.42)	(0.61)	(0.53)
Net asset value, end of year	$23.90	$23.28		$23.11	$22.95	$23.41
Total return (2)	5.46%	2.41%		2.59%	0.65%	3.57%
Net assets, at end of year (000s)	$28,943	$31,880		$34,599	$36,946	$42,144
Ratio of gross expenses to average net assets (3)(4)	1.69%	1.70%		1.74%	1.73%	1.70	% (7)
Ratio of net expenses to average net assets (4)	1.69%	1.70%		1.74%	1.73%	1.72	% (6)
Ratio of net investment income to average net assets (4)(5)	2.66%	1.48%		1.83%	2.52%	2.29%
Portfolio Turnover Rate	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Class C Shares	2021	2020		2019	2018	2017
Net asset value, beginning of year	$23.44	$23.30		$23.13	$23.59	$23.30
Activity from investment operations:
Net investment income (1)(4)(5)	0.47	0.17		0.25	0.42	0.34
Net realized and unrealized gain (loss) on investments	0.62	0.21		0.17	(0.44)	0.30
Total from investment operations	1.09	0.38		0.42	(0.02)	0.64
Less distributions from:
Net investment income	(0.46)	(0.20)		(0.25)	(0.44)	(0.35)
Net realized gains	—	(0.04)		—	—	—
Return of capital	—	(0.00	) (8)	—	—	—
Total distributions	(0.46)	(0.24)		(0.25)	(0.44)	(0.35)
Net asset value, end of year	$24.07	$23.44		$23.30	$23.13	$23.59
Total return (2)	4.63%	1.66%		1.83%	(0.11)%	2.81%
Net assets, at end of year (000s)	$47,185	$48,432		$52,649	$61,939	$67,075
Ratio of gross expenses to average net assets (3)(4)	2.44%	2.45%		2.49%	2.48%	2.45	% (7)
Ratio of net expenses to average net assets (4)	2.44%	2.45%		2.49%	2.48%	2.47	% (6)
Ratio of net investment income to average net assets (4)(5)	1.92%	0.74%		1.07%	1.77%	1.54%
Portfolio Turnover Rate	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Investor Class	2021	2020		2019	2018	2017
Net asset value, beginning of year	$23.22	$23.08		$22.91	$23.38	$23.09
Activity from investment operations:
Net investment income (1)(4)(5)	0.64	0.33		0.41	0.57	0.51
Net realized and unrealized gain (loss) on investments	0.63	0.20		0.18	(0.43)	0.31
Total from investment operations	1.27	0.53		0.59	0.14	0.82
Less distributions from:
Net investment income	(0.64)	(0.35)		(0.42)	(0.61)	(0.53)
Net realized gains	—	(0.04)		—	—	—
Return of capital	—	(0.00	) (8)	—	—	—
Total distributions	(0.64)	(0.39)		(0.42)	(0.61)	(0.53)
Net asset value, end of year	$23.85	$23.22		$23.08	$22.91	$23.38
Total return (2)	5.47%	2.33%		2.63%	0.60%	3.62%
Net assets, at end of year (000s)	$15,643	$16,479		$15,425	$19,760	$27,778
Ratio of gross expenses to average net assets (3)(4)	1.69%	1.70%		1.74%	1.73%	1.69	% (7)
Ratio of net expenses to average net assets (4)	1.69%	1.70%		1.74%	1.73%	1.72	% (6)
Ratio of net investment income to average net assets (4)(5)	2.68%	1.44%		1.83%	2.46%	2.28%
Portfolio Turnover Rate	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Instl Class	2021	2020		2019	2018	2017
Net asset value, beginning of year	$23.08	$22.91		$22.75	$23.22	$22.95
Activity from investment operations:
Net investment income (1)(4)(5)	0.70	0.38		0.47	0.64	0.55
Net realized and unrealized gain (loss) on investments	0.60	0.24		0.17	(0.44)	0.31
Total from investment operations	1.30	0.62		0.64	0.20	0.86
Less distributions from:
Net investment income	(0.70)	(0.41)		(0.48)	(0.67)	(0.59)
Net realized gains	—	(0.04)		—	—	—
Return of capital	—	(0.00	) (8)	—	—	—
Total distributions	(0.70)	(0.45)		(0.48)	(0.67)	(0.59)
Net asset value, end of year	$23.68	$23.08		$22.91	$22.75	$23.22
Total return (2)	5.64%	2.73%		2.87%	0.86%	3.82%
Net assets, at end of year (000s)	$765,643	$595,260		$486,871	$442,358	$350,668
Ratio of gross expenses to average net assets (3)(4)	1.44%	1.45%		1.49%	1.48%	1.45	% (7)
Ratio of net expenses to average net assets (4)	1.44%	1.45%		1.49%	1.48%	1.50	% (6)
Ratio of net investment income to average net assets (4)(5)	2.95%	1.67%		2.08%	2.77%	2.49%
Portfolio Turnover Rate	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Class A1 Shares	2021	2020		2019	2018	2017
Net asset value, beginning of year	$23.52	$23.35		$23.18	$23.65	$23.35
Activity from investment operations:
Net investment income (1)(4)(5)	0.60	0.31		0.38	0.56	0.48
Net realized and unrealized gain (loss) on investments	0.63	0.21		0.18	(0.45)	0.31
Total from investment operations	1.23	0.52		0.56	0.11	0.79
Less distributions from:
Net investment income	(0.60)	(0.31)		(0.39)	(0.58)	(0.49)
Net realized gains	—	(0.04)		—	—	—
Return of capital	—	(0.00	) (8)	—	—	—
Total distributions	(0.60)	(0.35)		(0.39)	(0.58)	(0.49)
Net asset value, end of year	$24.15	$23.52		$23.35	$23.18	$23.65
Total return (2)	5.25%	2.26%		2.45%	0.47%	3.47%
Net assets, at end of year (000s)	$3,400	$3,246		$3,506	$3,802	$3,118
Ratio of gross expenses to average net assets (3)(4)	1.84%	1.85%		1.89%	1.88%	1.85	% (7)
Ratio of net expenses to average net assets (4)	1.84%	1.85%		1.89%	1.88%	1.87	% (6)
Ratio of net investment income to average net assets (4)(5)	2.48%	1.36%		1.67%	2.38%	2.14%
Portfolio Turnover Rate	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Class I1 Shares	2021	2020		2019	2018	2017
Net asset value, beginning of year	$23.43	$23.26		$23.08	$23.54	$23.25
Activity from investment operations:
Net investment income (1)(4)(5)	0.60	0.31		0.38	0.52	0.48
Net realized and unrealized gain (loss) on investments	0.63	0.21		0.19	(0.41)	0.30
Total from investment operations	1.23	0.52		0.57	0.11	0.78
Less distributions from:
Net investment income	(0.61)	(0.31)		(0.39)	(0.57)	(0.49)
Net realized gains	—	(0.04)		—	—	—
Return of capital	—	(0.00	) (8)	—	—	—
Total distributions	(0.61)	(0.35)		(0.39)	(0.57)	(0.49)
Net asset value, end of year	$24.05	$23.43		$23.26	$23.08	$23.54
Total return (2)	5.24%	2.27%		2.50%	0.45%	3.43%
Net assets, at end of year (000s)	$9,170	$3,172		$3,950	$5,899	$11,205
Ratio of gross expenses to average net assets (3)(4)	1.84%	1.85%		1.89%	1.88%	1.85	% (7)
Ratio of net expenses to average net assets (4)	1.84%	1.85%		1.89%	1.88%	1.86	% (6)
Ratio of net investment income to average net assets (4)(5)	2.45%	1.32%		1.68%	2.20%	2.12%
Portfolio Turnover Rate	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Class A Shares	2021	2020		2019	2018	2017
Net asset value, beginning of year	$21.50	$21.51		$20.96	$21.44	$21.33
Activity from investment operations:
Net investment income (1)(4)(5)	0.58	0.53		0.51	0.62	0.61
Net realized and unrealized gain (loss) on investments	0.43	0.00	(6)	0.56	(0.51)	0.09
Total from investment operations	1.01	0.53		1.07	0.11	0.70
Less distributions from:
Net investment income	(0.60)	(0.54)		(0.52)	(0.59)	(0.59)
Net realized gains	—	(0.00	) (6)	—	—	—
Total distributions	(0.60)	(0.54)		(0.52)	(0.59)	(0.59)
Net asset value, end of year	$21.91	$21.50		$21.51	$20.96	$21.44
Total return (2)	4.71%	2.48%		5.21%	0.53%	3.34%
Net assets, at end of year (000s)	$61,843	$69,753		$64,244	$75,143	$72,996
Ratio of gross expenses to average net assets (3)(4)	1.34%	1.36%		1.36%	1.35%	1.34%
Ratio of net expenses to average net assets (4)	1.34%	1.35%		1.35%	1.35%	1.34%
Ratio of net investment income to average net assets (4)(5)	2.65%	2.47%		2.45%	2.91%	2.87%
Portfolio Turnover Rate	117%	294%		221%	131%	119%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Class C Shares	2021	2020		2019	2018	2017
Net asset value, beginning of year	$21.44	$21.45		$20.91	$21.39	$21.29
Activity from investment operations:
Net investment income (1)(4)(5)	0.44	0.40		0.39	0.49	0.48
Net realized and unrealized gain (loss) on investments	0.44	0.00	(6)	0.55	(0.50)	0.09
Total from investment operations	0.88	0.40		0.94	(0.01)	0.57
Less distributions from:
Net investment income	(0.47)	(0.41)		(0.40)	(0.47)	(0.47)
Net realized gains	—	(0.00	) (6)	—	—	—
Total distributions	(0.47)	(0.41)		(0.40)	(0.47)	(0.47)
Net asset value, end of year	$21.85	$21.44		$21.45	$20.91	$21.39
Total return (2)	4.12%	1.90%		4.56%	(0.06)%	2.71%
Net assets, at end of year (000s)	$176,858	$142,722		$130,746	$129,749	$115,067
Ratio of gross expenses to average net assets (3)(4)	1.94%	1.96%		1.96%	1.96%	1.94%
Ratio of net expenses to average net assets (4)	1.94%	1.95%		1.95%	1.95%	1.94%
Ratio of net investment income to average net assets (4)(5)	2.00%	1.87%		1.84%	2.34%	2.28%
Portfolio Turnover Rate	117%	294%		221%	131%	119%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Investor Class	2021	2020		2019	2018	2017
Net asset value, beginning of year	$21.54	$21.54		$20.99	$21.47	$21.36
Activity from investment operations:
Net investment income (1)(4)(5)	0.58	0.53		0.51	0.63	0.61
Net realized and unrealized gain (loss) on investments	0.43	0.01		0.56	(0.52)	0.09
Total from investment operations	1.01	0.54		1.07	0.11	0.70
Less distributions from:
Net investment income	(0.60)	(0.54)		(0.52)	(0.59)	(0.59)
Net realized gains	—	(0.00	) (6)	—	—	—
Total distributions	(0.60)	(0.54)		(0.52)	(0.59)	(0.59)
Net asset value, end of year	$21.95	$21.54		$21.54	$20.99	$21.47
Total return (2)	4.70%	2.53%		5.19%	0.52%	3.33%
Net assets, at end of year (000s)	$80,457	$77,540		$68,005	$85,844	$104,978
Ratio of gross expenses to average net assets (3)(4)	1.34%	1.36%		1.36%	1.35%	1.35%
Ratio of net expenses to average net assets (4)	1.34%	1.35%		1.35%	1.35%	1.35%
Ratio of net investment income to average net assets (4)(5)	2.64%	2.48%		2.44%	2.95%	2.88%
Portfolio Turnover Rate	117%	294%		221%	131%	119%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30,	September 30,		September 30,	September 30,	September 30,
Instl Class	2021	2020		2019	2018	2017
Net asset value, beginning of year	$21.40	$21.41		$20.87	$21.35	$21.25
Activity from investment operations:
Net investment income (1)(4)(5)	0.66	0.60		0.59	0.70	0.69
Net realized and unrealized gain (loss) on investments	0.43	0.01		0.56	(0.50)	0.08
Total from investment operations	1.09	0.61		1.15	0.20	0.77
Less distributions from:
Net investment income	(0.68)	(0.62)		(0.61)	(0.68)	(0.67)
Net realized gains	—	(0.00	) (8)	—	—	—
Total distributions	(0.68)	(0.62)		(0.61)	(0.68)	(0.67)
Net asset value, end of year	$21.81	$21.40		$21.41	$20.87	$21.35
Total return (2)	5.15%	2.90%		5.61%	0.94%	3.70%
Net assets, at end of year (000s)	$1,571,623	$1,345,504		$1,018,078	$828,171	$552,839
Ratio of gross expenses to average net assets (3)(4)	0.94%	0.96%		0.96%	0.96%	0.94	% (7)
Ratio of net expenses to average net assets (4)	0.94%	0.96%		0.96%	0.96%	0.97	% (6)
Ratio of net investment income to average net assets (4)(5)	3.01%	2.82%		2.83%	3.33%	3.26%
Portfolio Turnover Rate	117%	294%		221%	131%	119%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
Class A Shares	2021	2020	2019 (1)
Net asset value, beginning of period	$25.93	$26.42	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.55	0.58	0.48
Net realized and unrealized gain (loss) on investments	1.21	(0.45)	1.31
Total from investment operations	1.76	0.13	1.79
Less distributions from:
Net investment income	(0.53)	(0.59)	(0.37)
Net realized gains	—	(0.03)	—
Total distributions	(0.53)	(0.62)	(0.37)
Net asset value, end of period	$27.16	$25.93	$26.42
Total return (3)	6.88%	0.46%	7.20	% (8)
Net assets, at end of period (000s)	$3,384	$2,659	$1,616
Ratio of gross expenses to average net assets (4)(5)(7)	1.29%	1.35%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.23%	1.23%	1.23%
Ratio of net investment income to average net assets (5)(6)(7)	2.04%	2.23%	2.42%
Portfolio Turnover Rate	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Class A shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
Class C Shares	2021	2020	2019 (1)
Net asset value, beginning of period	$25.80	$26.33	$26.44
Activity from investment operations:
Net investment income (2)(5)(6)	0.32	0.35	0.02
Net realized and unrealized gain (loss) on investments	1.22	(0.39)	(0.13)
Total from investment operations	1.54	(0.04)	(0.11)
Less distributions from:
Net investment income	(0.35)	(0.46)	—
Net realized gains	—	(0.03)	—
Total distributions	(0.35)	(0.49)	—
Net asset value, end of period	$26.99	$25.80	$26.33
Total return (3)	6.05%	(0.21)%	(0.42	)% (9)
Net assets, at end of period (000s)	$1,252	$386	$26	(7)
Ratio of gross expenses to average net assets (4)(5)(8)	2.04%	2.10%	2.22%
Ratio of net expenses to average net assets (5)(8)	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets (5)(6)(8)	1.19%	1.36%	1.37%
Portfolio Turnover Rate	121%	186%	26	% (9)

(1)	The Sierra Tactical Municipal Fund Class C shares commenced operations on September 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not truncated.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
Investor Class Shares	2021	2020	2019 (1)
Net asset value, beginning of period	$25.92	$26.33	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.51	0.48	0.42
Net realized and unrealized gain (loss) on investments	1.21	(0.40)	1.28
Total from investment operations	1.72	0.08	1.70
Less distributions from:
Net investment income	(0.50)	(0.46)	(0.37)
Net realized gains	—	(0.03)	—
Total distributions	(0.50)	(0.49)	(0.37)
Net asset value, end of period	$27.14	$25.92	$26.33
Total return (3)	6.66%	0.30%	6.85	% (8)
Net assets, at end of period (000s)	$4,377	$2,465	$94
Ratio of gross expenses to average net assets (4)(5)(7)	1.44%	1.50%	1.62%
Ratio of net expenses to average net assets (5)(7)	1.38%	1.38%	1.38%
Ratio of net investment income to average net assets (5)(6)(7)	1.89%	1.86%	2.17%
Portfolio Turnover Rate	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Investor Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
Instl Class Shares	2021	2020	2019 (1)
Net asset value, beginning of period	$25.85	$26.35	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.60	0.64	0.49
Net realized and unrealized gain (loss) on investments	1.22	(0.45)	1.30
Total from investment operations	1.82	0.19	1.79
Less distributions from:
Net investment income	(0.60)	(0.66)	(0.44)
Net realized gains	—	(0.03)	—
Total distributions	(0.60)	(0.69)	(0.44)
Net asset value, end of period	$27.07	$25.85	$26.35
Total return (3)	7.06%	0.71%	7.20	% (8)
Net assets, at end of period (000s)	$281,733	$196,579	$120,105
Ratio of gross expenses to average net assets (4)(5)(7)	1.04%	1.10%	1.22%
Ratio of net expenses to average net assets (5)(7)	1.02%	0.98%	0.98%
Ratio of net investment income to average net assets (5)(6)(7)	2.23%	2.47%	2.52%
Portfolio Turnover Rate	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Instl Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
Special Class Shares	2021	2020	2019 (1)
Net asset value, beginning of period	$25.88	$26.37	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.64	0.71	0.53
Net realized and unrealized gain (loss) on investments	1.21	(0.50)	1.29
Total from investment operations	1.85	0.21	1.82
Less distributions from:
Net investment income	(0.62)	(0.67)	(0.45)
Net realized gains	—	(0.03)	—
Total distributions	(0.62)	(0.70)	(0.45)
Net asset value, end of period	$27.11	$25.88	$26.37
Total return (3)	7.19%	0.81%	7.33	% (8)
Net assets, at end of period (000s)	$443	$339	$382
Ratio of gross expenses to average net assets (4)(5)(7)	0.94%	1.04%	1.16%
Ratio of net expenses to average net assets (5)(7)	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets (5)(6)(7)	2.36%	2.73%	2.68%
Portfolio Turnover Rate	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Special shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	September 30,	September 30,
Class A Shares	2021	2020 (1)
Net asset value, beginning of period	$27.83	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.84	0.76
Net realized and unrealized gain on investments	1.09	2.82
Total from investment operations	1.93	3.58
Less distributions from:
Net investment income	(0.78)	(0.75)
Net realized gains	(1.24)	—
Total distributions	(2.02)	(0.75)
Net asset value, end of period	$27.74	$27.83
Total return (3)	7.15%	14.50	% (8)
Net assets, at end of period (000s)	$12,105	$4,721
Ratio of gross expenses to average net assets (4)(5)(7)	1.48%	1.49%
Ratio of net expenses to average net assets (5)(7)	1.48%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	3.02%	2.72%
Portfolio Turnover Rate	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Class A shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	September 30,	September 30,
Class C Shares	2021	2020 (1)
Net asset value, beginning of period	$27.81	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.63	0.53
Net realized and unrealized gain on investments	1.09	2.92
Total from investment operations	1.72	3.45
Less distributions from:
Net investment income	(0.61)	(0.64)
Net realized gains	(1.24)	—
Total distributions	(1.85)	(0.64)
Net asset value, end of period	$27.68	$27.81
Total return (3)	6.33%	13.97	% (8)
Net assets, at end of period (000s)	$22,977	$2,517
Ratio of gross expenses to average net assets (4)(5)(7)	2.23%	2.24%
Ratio of net expenses to average net assets (5)(7)	2.23%	2.24%
Ratio of net investment income to average net assets (5)(6)(7)	2.27%	1.91%
Portfolio Turnover Rate	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Class C shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	September 30,	September 30,
Investor Class Shares	2021	2020 (1)
Net asset value, beginning of period	$27.84	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.79	0.75
Net realized and unrealized gain on investments	1.10	2.79
Total from investment operations	1.89	3.54
Less distributions from:
Net investment income	(0.74)	(0.70)
Net realized gains	(1.24)	—
Total distributions	(1.98)	(0.70)
Net asset value, end of period	$27.75	$27.84
Total return (3)	6.99%	14.36	% (8)
Net assets, at end of period (000s)	$19,077	$11,594
Ratio of gross expenses to average net assets (4)(5)(7)	1.63%	1.64%
Ratio of net expenses to average net assets (5)(7)	1.63%	1.64%
Ratio of net investment income to average net assets (5)(6)(7)	2.83%	2.74%
Portfolio Turnover Rate	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Investor Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	September 30,	September 30,
Instl Class Shares	2021	2020 (1)
Net asset value, beginning of period	$27.85	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.91	0.83
Net realized and unrealized gain on investments	1.09	2.81
Total from investment operations	2.00	3.64
Less distributions from:
Net investment income	(0.85)	(0.79)
Net realized gains	(1.24)	—
Total distributions	(2.09)	(0.79)
Net asset value, end of period	$27.76	$27.85
Total return (3)	7.40%	14.78	% (8)
Net assets, at end of period (000s)	$1,840,643	$1,027,880
Ratio of gross expenses to average net assets (4)(5)(7)	1.23%	1.24%
Ratio of net expenses to average net assets (5)(7)	1.23%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	3.26%	3.05%
Portfolio Turnover Rate	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Instl Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended September 30, 2021 (I)	Class A	Class C	Investor Class	Institutional Class
Net asset value, beginning of period	$25.00	$25.00	$25.00	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.24	0.14	0.18	0.21
Net realized and unrealized loss on investments	(0.44)	(0.41)	(0.39)	(0.40)
Total from investment operations	(0.20)	(0.27)	(0.21)	(0.19)
Less distributions from:
Net investment income	(0.19)	(0.18)	(0.18)	(0.20)
Net realized gains	—	—	—	—
Total distributions	(0.19)	(0.18)	(0.18)	(0.20)
Net asset value, end of period	$24.61	$24.55	$24.61	$24.61
Total return (3)(8)	(0.82)%	(1.09)%	(0.84)%	(0.76)%
Net assets, at end of period (000s)	$339	$29	$1,457	$134,137
Ratio of gross expenses to average net assets (4)(5)(7)	1.72%	2.47%	1.87%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.56%	2.31%	1.71%	1.31%
Ratio of net investment income to average net assets (5)(6)(7)	2.72%	1.63%	2.03%	2.32%
Portfolio Turnover Rate (8)	39%	39%	39%	39%

(1)	The Sierra Tactical Risk Spectrum 50 Fund Class A shares, Class C shares, Investor Class shares, Institutional Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

1.	ORGANIZATION

The Sierra Tactical All Asset Fund (“STAAF”), Sierra Tactical Core Income Fund (“STCIF”), Sierra Tactical Municipal Fund (“STMF”), Sierra Tactical Bond Fund (“STBF”) and Sierra Tactical Risk Spectrum 50 Fund (“STRSF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. STAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. STCIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STMF’s investment objective is to seek total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk. STBF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STRSF’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

Each Fund currently offers Class A, Class C, Investor Class, and Instl Class with STAAF also offering Class A1 and Class I1, and STMF also offering Special Class Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for STAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for STCIF. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

Fair Valuation Process – As noted above, this committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2021 for the Funds’ assets measured at fair value:

Sierra Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,729,170	$—	$—	$3,729,170
Mutual Funds	687,901,138	—	—	687,901,138
Short-Term Investment	91,092,060	—	—	91,092,060
Total	$782,722,368	$—	$—	$782,722,368

Sierra Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,606,955,519	$—	$—	$1,606,955,519
Short-Term Investment	241,319,276	—	—	241,319,276
Total	$1,848,274,795	$—	$—	$1,848,274,795

Sierra Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$281,441,976	$—	$—	$281,441,976
Short-Term Investments	9,817,039	—	—	9,817,039
Total	$291,259,015	$—	$—	$291,259,015

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

Sierra Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$239,784,382	$—	$—	$239,784,382
Mutual Funds	1,644,968,049	—	—	1,644,968,049
Short-Term Investment	9,317,162	—	—	9,317,162
Total	$1,894,069,593	$—	$—	$1,894,069,593

Sierra Tactical Risk Spectrum 50 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,354,823	$—	$—	$1,354,823
Mutual Funds	125,503,785	—	—	125,503,785
Short-Term Investment	10,131,937	—	—	10,131,937
Total	$136,990,545	$—	$—	$136,990,545

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for STCIF, STMF and STBF and quarterly for STAAF and STRSF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2018 to September 30, 2020, or expected to be taken in the Funds’ September 30, 2021 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective January 24, 2020, the Fund entered into a revolving, uncommitted $100,000,000 line of credit with U.S. Bank, N.A. (the “Revolving Credit Agreement”) . Borrowings under the Revolving Credit Agreement bore interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the year ended September 30, 2021, amounts outstanding to the Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $ 100,000,000; (b) 20% of the gross market value of the Fund or (c) 33.33% of the gross market value of the Fund.

During the year ended September 30, 2021, STCIF drew on the line of credit. For the year ended September 30, 2021, the interest expense was $0 and an outstanding balance of $0 for STCIF. The average borrowings for STCIF for the period the line was drawn, October 1, 2020 through September 30, 2021, was $8,239,000 at an average borrowing rate of 3.25%. At September 30, 2021, the maximum borrowing interest rate was 3.25%.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID- 19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3.	INVESTMENT TRANSACTIONS

For the year and period ended September 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

FUND	PURCHASES	SALES
STAAF	$1,220,207,705	$1,187,342,289
STCIF	$2,136,772,524	$2,031,905,407
STMF	$339,986,057	$270,536,143
STBF	$2,148,477,165	$809,630,600
STRSF	$160,299,377	$30,151,390

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the year and period ended September 30, 2021, each Fund incurred the following in advisory fees:

		TOTAL
FUND	ANNUAL RATE	ADVISORY FEE
STAAF	1.25%	$9,910,424
STCIF	0.75%	$13,590,391
STMF	0.75%	$1,847,003
STBF	1.05%	$15,882,640
STRSF	1.05%	$326,504

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2022 for STCIF, STAAF, STMF and STBF, and until January 31, 2023 for STRSF to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

			Investor
	Class A	Class C	Class	Instl Class	Class A1	Class I1	Special Shares
STAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
STCIF	1.35%	1.95%	1.35%	1.00%	N/A	N/A	N/A
STMF	1.23%	1.98%	1.38%	1.05%	N/A	N/A	0.92%
STBF	1.54%	2.29%	1.69%	1.29%	N/A	N/A	N/A
STRSF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A

These amounts will herein be referred to as the “expense limitations.” Effective January 28, 2021, expenses incurred by STMF Instl Class are not allowed to exceed 1.05% per annum average daily net assets. Prior to January 28, 2021, expenses incurred by STMF Instl Class were not allowed to exceed 0.98% per annum average daily net assets.

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year and period ended September 30, 2021, the Adviser waived $0 with respect to STAAF, STCIF, and STBF, and $53,674 and $50,594 to STMF and STRSF, respectively, under each Fund’s Expense Limitation Agreement.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2022	9/30/2023	9/30/2024
STCIF	$20,338	$11,999	$—
STMF	$145,234	$197,596	$53,674
STRSF	$—	$—	$50,594

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Investor Class, Class C, Class A1 and Class I1 shares, respectively for STAAF, 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, Investor and C shares, respectively for STCIF, 0.25%, 1.00% and 0.40% for Class A, Class C and Investor shares, respectively for STMF, 0.25%, 1.00% and 0.40% of the average daily net assets attributable to Class A, Class C and Investor Class shares, respectively for STBF and 0.25%, 1.00% and 0.40% of the average daily net assets attributable to Class A, Class C and Investor Class shares, respectively for STRSF, and is paid to Northern Lights

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of STAAF’s Class A and Class A1 shares, respectively, for the year ended September 30, 2021 the Distributor received $68,524 and $3,687 from front-end sales charges of which $4,239 and $224 was retained by the principal underwriter or other affiliated broker-dealers. On sales of STCIF’s Class A shares for the year ended September 30, 2021, the Distributor received $196,689 from front-end sales charge of which $10,758 was retained by the principal underwriter or other affiliated broker -dealers. On sales of STMF’s Class A shares for the year ended September 30, 2021, the Distributor received $10,854 from front-end sales charge of which $345 was retained by the principal underwriter or other affiliated broker-dealers. On the sales of STBF’s Class A shares for the year ended September 30, 2021, the Distributor received $229,040 from front-end sales charge of which $ 12,172 was retained by the principal underwriter or other affiliated broker-dealers. On the sales of STRSF’s Class A shares for the period ended September 30, 2021, the Distributor received $5,874 from front-end sales charge of which $124 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions utilized during the periods ended September 30, 2021 and September 30, 2020 was as follows:

For the Year or Period Ended September 30, 2021:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$20,048,467	$329,647	$—	$2,682,478	$23,060,592
Sierra Tactical Core Income Fund	45,369,700	2,829,482	7,976	6,510,916	54,718,074
Sierra Tactical Municipal Fund	195,040	—	—	5,250,311	5,445,351
Sierra Tactical Bond Fund	102,581,749	—	—	—	102,581,749
Sierra Tactical Risk Spectrum 50 Fund	644,743	—	—	—	644,743

For the Year Ended September 30, 2020:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$9,072,982	$—	$98,037	$2,049,538	$11,220,557
Sierra Tactical Core Income Fund	35,499,473	—	—	4,867,977	40,367,450
Sierra Tactical Municipal Fund	552,618	—	—	3,930,003	4,482,621
Sierra Tactical Bond Fund	17,469,410	—	—	—	17,469,410

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Sierra Tactical All Asset Fund	$—	$2,830,529	$—	$—	$—	25,235,209	$28,065,738
Sierra Tactical Core Income Fund	—	—	—	—	—	54,375,281	54,375,281
Sierra Tactical Municipal Fund	7,533,866	592,443	—	—	—	2,496,453	10,622,762
Sierra Tactical Bond Fund	—	—	—	(1,009,165)	—	50,757,537	49,748,372
Sierra Tactical Risk Spectrum 50 Fund	109,421	—	(686,831)	—	—	(2,425,667)	(3,003,077)

The difference between the book basis and tax basis for unrealized appreciation and undistributed net realized gains from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. STRSF incurred and elected to defer such capital losses of $686,831.

At September 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards and had capital loss carryforwards subject to expiration as follows:

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Sierra Tactical All Asset Fund	$—	$—	$—	$328,451
Sierra Tactical Core Income Fund	—	—	—	1,536,156
Sierra Tactical Municipal Fund	—	—	—	—
Sierra Tactical Bond Fund	1,009,165	—	1,009,165	—
Sierra Tactical Risk Spectrum 50 Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and distributions in excess.

During the fiscal period ended September 30, 2021, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to book/tax treatment of non-deductible expenses, distributions in excess, and tax adjustment for equalization credits, resulted in reclassifications for the Funds for the period ended September 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Sierra Tactical All Asset Fund	$432,957	$(432,957)
Sierra Tactical Core Income Fund	(7,976)	7,976
Sierra Tactical Municipal Fund	567,453	(567,453)
Sierra Tactical Bond Fund	4,048,815	(4,048,815)
Sierra Tactical Risk Spectrum 50 Fund	(24,602)	24,602

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2021, TD Ameritrade held approximately 58.3%, 28.7%, 54.9%, 55.0% and 63.0% of the voting securities of STAAF, STCIF, STMF, STBF and STRSF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by TD Ameritrade are also owned beneficially.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Sierra Tactical All Asset Fund	$757,487,159	$26,636,036	$(1,400,827)	$25,235,209
Sierra Tactical Core Income Fund	1,793,899,514	57,520,043	(3,144,762)	54,375,281
Sierra Tactical Municipal Fund	288,762,562	2,573,564	(77,111)	2,496,453
Sierra Tactical Bond Fund	1,843,312,056	50,981,302	(223,765)	50,757,537
Sierra Tactical Risk Spectrum 50 Fun	139,416,212	7,717	(2,433,384)	(2,425,667)

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0243	10/27/2021	10/28/2021
Sierra Tactical Core Income Fund	Class C	0.0146	10/27/2021	10/28/2021
Sierra Tactical Core Income Fund	Investor Class	0.0243	10/27/2021	10/28/2021
Sierra Tactical Core Income Fund	Instl Class	0.0308	10/27/2021	10/28/2021

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0448	11/26/2021	11/29/2021
Sierra Tactical Core Income Fund	Class C	0.0346	11/26/2021	11/29/2021
Sierra Tactical Core Income Fund	Investor Class	0.0448	11/26/2021	11/29/2021
Sierra Tactical Core Income Fund	Instl Class	0.0520	11/26/2021	11/29/2021

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0370	10/27/2021	10/28/2021
Sierra Tactical Municipal Fund	Class C	0.0223	10/27/2021	10/28/2021
Sierra Tactical Municipal Fund	Investor Class	0.0341	10/27/2021	10/28/2021
Sierra Tactical Municipal Fund	Instl Class	0.0421	10/27/2021	10/28/2021
Sierra Tactical Municipal Fund	Special Class	0.0436	10/27/2021	10/28/2021

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0242	11/26/2021	11/29/2021
Sierra Tactical Municipal Fund	Class C	0.0077	11/26/2021	11/29/2021
Sierra Tactical Municipal Fund	Investor Class	0.0205	11/26/2021	11/29/2021
Sierra Tactical Municipal Fund	Instl Class	0.0297	11/26/2021	11/29/2021
Sierra Tactical Municipal Fund	Special Class	0.0315	11/26/2021	11/29/2021

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Bond Fund	Class A	0.0390	10/27/2021	10/28/2021
Sierra Tactical Bond Fund	Class C	0.0243	10/27/2021	10/28/2021
Sierra Tactical Bond Fund	Investor Class	0.0357	10/27/2021	10/28/2021
Sierra Tactical Bond Fund	Instl Class	0.0438	10/27/2021	10/28/2021

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Bond Fund	Class A	0.0441	11/26/2021	11/29/2021
Sierra Tactical Bond Fund	Class C	0.0274	11/26/2021	11/29/2021
Sierra Tactical Bond Fund	Investor Class	0.0409	11/26/2021	11/29/2021
Sierra Tactical Bond Fund	Instl Class	0.0497	11/26/2021	11/29/2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Sierra Tactical All Asset Fund, Sierra Tactical Core Income Fund, Sierra Tactical
Municipal Fund, Sierra Tactical Bond Fund, and Sierra Tactical Risk Spectrum 50 Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Sierra Tactical All Asset Fund, Sierra Tactical Core Income Fund, Sierra Tactical Municipal Fund, Sierra Tactical Bond Fund, and Sierra Tactical Risk Spectrum 50 Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the schedules of investments, as of September 30, 2021, and the related statements of operations and changes in net assets and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2021, and the results of their operations, the changes in their net assets and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Operations and Changes in Net Assets and Financial Highlights Presented
Sierra Tactical All Asset Fund	The statement of operations for the year ended September 30, 2021, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended
Sierra Tactical Core Income Fund	The statement of operations for the year ended September 30, 2021, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended
Sierra Tactical Municipal Fund

The statement of operations for the year ended September 30, 2021 and the statements of changes in net assets for each of the years in the two-year period then ended

For Class A, Investor Class, Instl Class, and Special Class: The financial highlights for each of the years in the two-year period ended September 30, 2021 and for the period December 27, 2018 (commencement of operations) through September 30, 2019

For Class C: The financial highlights for each of the years in the two- year period ended September 30, 2021 and for the period September 10, 2019 (commencement of operations) through September 30, 2019

Sierra Tactical Bond Fund	The statement of operations for the year ended September 30, 2021 and the statements of changes in net assets and the financial highlights for the year then ended and for the period October 1, 2019 (commencement of operations) through September 30, 2020
Sierra Tactical Risk Spectrum 50 Fund	The statements of operations and changes in net assets and the financial highlights for the period May 24, 2021 (commencement of operations) through September 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania

November 29, 2021

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2021

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During Period*	During Period**
Actual	4/1/2021	9/30/2021	4/1/2021 - 9/30/2021	4/1/2021 - 9/30/2021
Sierra Tactical All Asset Class A	$1,000.00	$1,015.10	$8.54	1.69%
Sierra Tactical All Asset Class C	1,000.00	1,011.20	12.31	2.44%
Sierra Tactical All Asset Investor Class	1,000.00	1,015.20	8.54	1.69%
Sierra Tactical All Asset Instl Class	1,000.00	1,016.10	7.28	1.44%
Sierra Tactical All Asset Class A1	1,000.00	1,014.20	9.30	1.84%
Sierra Tactical All Asset Class I1	1,000.00	1,014.40	9.29	1.84%
Sierra Tactical Core Income Class A	1,000.00	1,018.80	6.77	1.33%
Sierra Tactical Core Income Class C	1,000.00	1,016.40	9.79	1.93%
Sierra Tactical Core Income Investor Class	1,000.00	1,019.30	6.77	1.33%
Sierra Tactical Core Income Instl Class	1,000.00	1,021.00	4.75	0.93%
Sierra Tactical Municipal Fund Class A	1,000.00	1,022.10	6.23	1.23%
Sierra Tactical Municipal Fund Class C	1,000.00	1,018.10	10.02	1.99%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,021.40	6.99	1.38%
Sierra Tactical Municipal Fund Instl Class	1,000.00	1,023.40	5.18	1.04%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,023.50	4.67	0.92%
Sierra Tactical Bond Fund Class A	1,000.00	1,028.90	7.49	1.49%
Sierra Tactical Bond Fund Class C	1,000.00	1,024.90	11.25	2.24%
Sierra Tactical Bond Fund Investor Class	1,000.00	1,028.10	8.24	1.64%
Sierra Tactical Bond Fund Institutional Class	1,000.00	1,030.10	6.23	1.24%
Sierra Tactical Risk Spectrum 50 Fund Class A ***	1,000.00	991.80	5.41	1.56%
Sierra Tactical Risk Spectrum 50 Fund Class C ***	1,000.00	989.50	7.99	2.31%
Sierra Tactical Risk Spectrum 50 Fund Investor Class ***	1,000.00	991.20	5.92	1.71%
Sierra Tactical Risk Spectrum 50 Fund Institutional Class ***	1,000.00	992.40	4.54	1.31%

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
September 30, 2021

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	4/1/2021	9/30/2021	4/1/2021 - 9/30/2021	4/1/2021 - 9/30/2021
Sierra Tactical All Asset Class A	$1,000.00	$1,016.59	$8.55	1.69%
Sierra Tactical All Asset Class C	1,000.00	1,012.83	12.32	2.44%
Sierra Tactical All Asset Investor Class	1,000.00	1,016.59	8.55	1.69%
Sierra Tactical All Asset Instl Class	1,000.00	1,017.84	7.29	1.44%
Sierra Tactical All Asset Class A1	1,000.00	1,015.84	9.30	1.84%
Sierra Tactical All Asset Class I1	1,000.00	1,015.85	9.29	1.84%
Sierra Tactical Core Income Class A	1,000.00	1,018.36	6.77	1.33%
Sierra Tactical Core Income Class C	1,000.00	1,015.36	9.78	1.93%
Sierra Tactical Core Income Investor Class	1,000.00	1,018.36	6.77	1.33%
Sierra Tactical Core Income Instl Class	1,000.00	1,020.37	4.75	0.93%
Sierra Tactical Municipal Fund Class A	1,000.00	1,018.90	6.23	1.23%
Sierra Tactical Municipal Fund Class C	1,000.00	1,015.14	10.00	1.99%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,018.15	6.98	1.38%
Sierra Tactical Municipal Fund Institutional Class	1,000.00	1,019.95	5.17	1.04%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,020.46	4.66	0.92%
Sierra Tactical Bond Fund Class A	1,000.00	1,017.55	7.45	1.49%
Sierra Tactical Bond Fund Class C	1,000.00	1,013.82	11.19	2.24%
Sierra Tactical Bond Fund Investor Class	1,000.00	1,016.80	8.20	1.64%
Sierra Tactical Bond Fund Institutional Class	1,000.00	1,018.79	6.20	1.24%
Sierra Tactical Risk Spectrum 50 Fund Class A ***	1,000.00	1,017.25	7.89	1.56%
Sierra Tactical Risk Spectrum 50 Fund Class C ***	1,000.00	1,013.49	11.66	2.31%
Sierra Tactical Risk Spectrum 50 Fund Investor Class ***	1,000.00	1,016.50	8.64	1.71%
Sierra Tactical Risk Spectrum 50 Fund Institutional Class ***	1,000.00	1,018.50	6.63	1.31%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

***	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (127) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2021

Wright Fund Management, LLC (Adviser to Sierra Tactical All Asset Fund, Sierra Tactical Bond Fund, Sierra Tactical Core Income Fund and Sierra Tactical Municipal Fund)*

In connection with the regular meeting held on September 21-23, 2021 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of the investment advisory agreements (each “Advisory Agreement”) between Wright Fund Management, LLC (“WFM”) and the Trust, with respect to the Sierra Tactical All Asset Fund (“Sierra Tactical”), Sierra”), Tactical Bond Fund “(Sierra Bond”), Sierra Tactical Core Income Fund (“Sierra Tactical Core”) and Sierra Tactical Municipal (“Fund Sierra Municipal”) (collectively referred to as the “Funds”). In considering the re-approval of each Advisory Agreement, the Board received materials specifically relating to each Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating each Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that WFM was founded in 1987 and was part of the Sierra Investment Management group of companies (the “Sierra Group”). The Board observed that WFM managed approximately $5.5 billion and focused on providing an investment strategy suitable for a variety of investor types. The Board remarked that WFM had been recognized as a top financial adviser by Barron’s, Financial Times, and Forbes. The Board reviewed the background information of the key investment personnel who were responsible for servicing the Funds, taking into account their education and noting the investment team’s long history and diverse financial industry experience. The Board noted that WFM assessed current market trends by reviewing data produced by both private and government sources and analyzed the current economic environment and the relationship among different investment sectors. The Board observed that WFM used a custodian bank to execute mutual fund transactions and selected broker dealers on their ability to execute ETF trades and provide quality accurate executions at a reasonable cost. The Board noted that WFM used trailing stop-loss orders to mitigate the impact of sustained market declines. The Board further noted that WFM reported no material compliance or litigation issues since each Advisory Agreement was last renewed. The Board concluded that WFM was expected to continue providing a high level of quality service to the Funds and their respective shareholders.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2021

Performance.

Sierra Tactical. The Board noted that the Fund received a two-star Morningstar rating. The Board observed that the Fund returned 8.68% over the one-year period, outperforming its Morningstar category median returns for the one-year, three-year, five-year period, and since inception periods. The Board further noted that the Fund had underperformed both its peer group and benchmark over the one-year, three-year and five-year periods. The Board acknowledged that WFM managed the Fund with a strict goal of reducing maximum draw-downs, which was demonstrated in the Fund’s high standard deviation. The Board noted that the Fund achieved top quartile standard deviation among its peer group for the one-year, three-year, five-year, and since inception periods. The Board concluded that the Fund was accomplishing its objective and had provided reasonable returns for the Fund and its shareholders.

Sierra Bond. The Board reviewed the Fund’s objective, noting that it sought to provide total return and to limit volatility and downside risk. The Board acknowledged that the Fund’s inception was October 3, 2019 and that the Fund had increased its assets to approximately $1.7 billion. The Board considered the Fund’s performance, noting that it had returned 9.75% over the one-year period and outperformed its Morningstar category and benchmark but modestly underperformed its peer group at 10.18% over the same period. The Board noted that the Fund outperformed its peer group, Morningstar category, and benchmark over the three-year period. The Board noted the Fund’s explanation for its standard deviation that an anomalous event led to high volatility and resulted in a higher standard deviation for the period. The Board acknowledged recognized that, although still relatively new, the Fund had shown potential to produce reasonable returns.

Sierra Tactical Core. The Board observed that the Fund received a three-star Morningstar rating. The Board noted that the Fund returned 7.31% for the one-year period and underperformed its peer group over the one-year period, but outperformed its peer group for the three-year, five-year, and since inception periods. The Board acknowledged that both the Fund’s standard deviation and Sharpe ratio generally ranked in the first or second quartile among its peer group, which demonstrated solid risk adjusted returns. The Board acknowledged that WFM managed the Fund with an objective of providing total returns with lower volatility.

Sierra Municipal. The Board reviewed the Fund’s performance, noting that it began operations in December 2018 and had approximately $267 million in assets as of June 30, 2021. The Board noted the Fund returned 9.05% for the period ended June 30, 2021. The Board further noted that the Fund outperformed its peer group and benchmark over the one-year period but underperformed its Morningstar category over the same period. The Board evaluated the Fund’s Standard Deviation, Sharpe and Sortino ratios, and concluded that the Fund provided favorable risk adjusted returns. The Board noted that the Fund had shown potential to produce reasonable returns and that performance should be evaluated over a longer period.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2021

Fees and Expenses.

Sierra Tactical. The Board considered the advisory fee of 1.25%, noting that it was higher than its peer group median of 1.00% and higher than its Morningstar category median of 1.00%. The Board discussed the Fund’s net expense ratio of 1.69%, acknowledging that it was lower than its peer group median of 1.72%, and higher than its Morningstar category median of 1.20%. The Board further noted that WFM attributed the higher fees to extensive daily involvement of senior personnel, uniquely broad diversification, and emphasis on risk mitigation. The Board acknowledged WFM’s advisory fee was higher than the fees charged by WFM for similar managed accounts due to the additional analytical work involved in selecting and allocating assets among a wider range of mutual funds and ETFs. After discussion, the Board concluded the advisory fee was not unreasonable in light of the strategy employed by WFM.

Sierra Bond. The Board considered the advisory fee of 1.05%, noting that it was slightly higher than its peer group median of 1.00%, higher than its peer group average of 0.96%, and higher than its Morningstar category median and average. The Board noted that WFM explained that its advisory fee was higher than its peer group and Morningstar category due to the Fund’s uniquely broad diversification, special emphasis on risk mitigation, and the many years of experience of its personnel. The Board discussed the Fund’s net expense ratio of 1.23%, acknowledging that it was lower than its peer group median and average, but higher than its Morningstar category median and average. After further discussion, the Board concluded the advisory fee was not unreasonable in light of the strategy employed by WFM.

Sierra Tactical Core. The Board noted that the Fund’s advisory fee of 0.75% was lower than the peer group median and average, and Morningstar category average, but higher than the Morningstar category median. They further noted that the Fund’s net expense ratio of 1.35% was lower than the peer median and average but higher than the Morningstar category median and average. The Board discussed the WFM’s explanation for the higher net expense ratio, acknowledging that the Morningstar category included large fund complexes that likely benefitted from economies of scale. The Board agreed that the WFM’s advisory fee was not unreasonable.

Sierra Municipal. The Board noted that the Fund’s advisory fee of 0.75% was slightly higher than the peer group median of 0.70% and higher than the Morningstar category median of 0.50%. The Board noted that the advisory fee was lower than the category high. The Board further noted that the Fund’s net expense ratio of 1.00% was equal to the peer group median of 1.00% and higher than the Morningstar category median of 0.62%. The Board discussed WFM’s explanation for the Fund’s higher fees, acknowledging that WFM attributed the higher fees and expenses to the costs of extensive daily involvement of senior personnel, uniquely broad diversification, and its emphasis on risk mitigation. The Board further noted the advisory fee was lower than the advisory fee charged by WFM for similar managed accounts. Given these considerations, the Board agreed that WFM’s advisory fee for the Fund was not unreasonable.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2021

Profitability. The Board reviewed the profitability analysis provided by WFM with respect to each Fund individually. The Board examined WFM’s responses and noted that the WFM’s calculations demonstrated a degree of profitability that was not insignificant for each Fund. The Board further noted that when considering the amount of fees waived by WFM and its affiliates for the separately managed accounts invested in the Funds, the profitability calculations for each Fund decreased. The Board reviewed WFM’s 15(c) response regarding the overall profitability of WFM and recognized that WFM was an efficiently managed enterprise with minimal overhead and expenses. The Board also considered the business, operational and other risks assumed by WFM in managing each Fund, including the risk of increased costs due to additional regulatory requirements, as well as capacity constraints of the Funds. After further discussion, the Board determined that the level of profitability for each Fund was not excessive.

Economies of Scale. The Board considered whether economies of scale had been realized in connection with the advisory services provided to the Funds. The Board noted WFM implemented a 0.25% breakpoint for Sierra All Asset on assets over $ 1 billion. The Board acknowledged WFM’s general concerns regarding capacity constraints, and considered the asset levels at which a soft close could be advisable for certain Funds. The Board considered the potential impact of a soft close on WFM and shareholders. The Board noted Municipal was unlikely to achieve economies of scale within the next year due the Fund’s slow growth. The Board agreed to continue to monitor each Fund’s asset levels and address breakpoints at the appropriate time.

Conclusion. Having requested and received such information from WFM as the Board believed to be reasonably necessary to evaluate the terms of each Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fees were not unreasonable and that renewal of each Advisory Agreement with WFM was in the best interests of the Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2021

Wright Fund Management, LLC Adviser to Sierra Tactical Risk Spectrum 30 Fund (“Sierra Tactical 30”), Sierra Tactical Risk Spectrum 50 Fund (“Sierra Tactical 50”), and Sierra Tactical Risk Spectrum 70 Fund (“Sierra Tactical 70”) (collectively, the “New Sierra Funds”)*

In connection with the regular meeting held on March 23-25, 2021 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Wright Fund Management, LLC (“WFM” or Adviser”) and the Trust, with respect to the New Sierra Funds. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board observed that WFM managed approximately $4.3 billion in assets for mutual funds and used a multi-asset diversification strategy to employ broad diversification across asset classes and fund categories. The Board noted that WFM assessed market trends by reviewing the current economic environment and identifying underlying funds that demonstrated the ability to add positive alpha. The Board reviewed the backgrounds of key investment personnel who would be responsible for servicing the New Sierra Funds and noted their education and diverse financial industry experience. The Board noted its familiarity with WFM’s personnel and expressed satisfaction with their experience and investment process. The Board appreciated WFM’s focus on risk management and performance and recognized that WFM maintained adequate resources to support the New Sierra Funds. The Board concluded that it could expect WFM to provide quality service to the New Sierra Funds and their shareholders.

Performance. The Board reviewed the investment objective of each New Sierra Fund and its anticipated Morningstar category. The Board considered the performance of Sierra Tactical, a Fund offered by the Adviser as a comparison because, in the Adviser’s opinion, it demonstrated objectives and strategies closest to the New Sierra Funds. The Board acknowledged that the existing Sierra Funds managed by WFM had demonstrated consistency in asset management. The Board concluded that WFM had the potential to provide satisfactory performance for each New Sierra Fund.

Fees and Expenses. The Board reviewed the proposed advisory fee of each New Sierra Fund as compared to its custom Morningstar category and Broadridge recommended peer group. The Board noted that the proposed advisory fee for each New Sierra Fund was 1.05%, higher than the average and median advisory fees of each Fund’s respective peer group and custom Morningstar category, but observed that it was within the range of the peer group. The Board observed that

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2021

WFM attributed the higher advisory fees to each Fund’s active tactical management style. The Board acknowledged that each Fund had an estimated net expense ratio of 1.31%, equal to the peer group median for Sierra Tactical 30, exceeding the peer group median for Sierra Tactical 50, and falling below the peer group median for Sierra Tactical 70. The Board noted that an expense limitation agreement was proposed for each New Sierra Fund. The Board concluded that WFM’s proposed advisory fee for each New Sierra Fund was not unreasonable.

Economies of Scale. The Board reviewed WFM’s asset projections and noted WFM’s assertion that each New Sierra Fund would benefit from economies of scale after a Fund exceeded $300 million. It noted that, based on each New Sierra Fund’s projected asset size during the initial term of the Advisory Agreement, the absence of breakpoints was acceptable at this time.

Profitability. The Board reviewed the profit analysis provided by WFM. It observed that WFM estimated meaningful profits for years one and two of the Advisory Agreement. The Board discussed the projected profit margins but acknowledged that WFM had achieved exceptional industry efficiencies with its existing Funds in NLFT, and that starting a new fund came with financial and reputational risk, justifying a higher profitability. The Board noted that because the New Sierra Funds had not commenced operations, the profitability analysis was only an estimate based on asset growth. It also noted that if WFM met the projected asset levels for the Funds during the first 24 months of operations, the profit margins would be significant, but not excessive. The Board concluded that, based on the information provided by WFM, the estimated profitability of each New Sierra Fund was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that each Fund’s advisory fee was not unreasonable and that approval of the Advisory Agreement was in the best interest of future shareholders of each New Sierra Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the New Sierra Funds.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2021

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015- 2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000- 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014- 2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

9/30/21 – NLFT_v2

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2021

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of September 30, 2021, the Trust was comprised of 69 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-738-4363.

9/30/21 – NLFT_v2

THE SIERRA FUNDS
Additional Information (Unaudited)
September 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended September 30, 2021, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Wright Fund Management, LLC
3420 Ocean Park Blvd., Suite 3060
Santa Monica, CA 90405

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

SIERRA-A21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 - $ 71,360

2020 - $ 61,000

(b)	Audit-Related Fees

2021 – None

2020 – None

(c)	Tax Fees

2021 – $ 11,000

2020 – $ 8,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 - None

2020 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2021	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $ 11,000

2020 - $ 8,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/08/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/08/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 12/08/21